UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00214

SENTINEL GROUP FUNDS, INC.
(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONTPELIER, VT		05604
(Address of principal executive offices)		(Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE MONTPELIER, VT 05604
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 282-3863

Date of fiscal year end:	11/30/15

Date of reporting period:	08/31/15

ITEM 1.  Schedule of Investments (follows)

Sentinel Balanced Fund

(Unaudited)

Fund Profile

at August 31, 2015

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	60.9%
U.S. Government Obligations	20.5%
Domestic Corporate Bonds	11.1%
Foreign Stocks & ADR’s	2.6%
Bank Loans	0.1%
Cash and Other	4.8%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Microsoft Corp.	2.1%
Apple, Inc.	2.0%
Visa, Inc.	1.9%
Wells Fargo & Co.	1.5%
Medtronic PLC	1.3%
The Travelers Cos., Inc.	1.3%
Boeing Co.	1.3%
Cisco Systems, Inc.	1.3%
Amgen, Inc.	1.2%
Discover Financial Services	1.2%
Total of Net Assets	15.1%

Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FHLMC Q29056	4.00%	10/01/44	2.3%
FHLMC Q02664	4.50%	08/01/41	2.0%
FNMA AT2016	3.00%	04/01/43	1.7%
FNMA TBA 15YR	2.50%	09/17/30	1.6%
U.S. Treasury	2.00%	08/15/25	1.6%
FHLMC Q29260	4.00%	10/01/44	1.0%
FNMA AY1670	3.50%	02/01/45	1.0%
FNMA TBA 30YR	3.00%	09/14/45	1.0%
GNMA II 005175	4.50%	09/20/41	0.9%
FHR 3859 JB	5.00%	05/15/41	0.9%
Total of Net Assets			14.0%

Average Effective Duration (for all Fixed Income Holdings) 1.8 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at August 31, 2015 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 20.5%
U.S. Government Agency Obligations 18.2%
Federal Home Loan Bank 0.3%
Agency Discount Notes:
0.02%, 09/02/15	911 M	$911,000

Federal Home Loan Mortgage Corporation 7.1%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,500 M	2,792,509

Mortgage-Backed Securities:
15-Year:
FHLMC G18091
6%, 12/01/20	4 M	4,418
FHLMC J22900
2.5%, 03/01/28	1,453 M	1,487,832
		1,492,250
20-Year:
FHLMC P00020
6.5%, 10/01/22	24 M	24,704

30-Year:
FHLMC G08062
5%, 06/01/35	8 M	8,981
FHLMC Q02664
4.5%, 08/01/41	5,445 M	5,917,276
FHLMC Q29260
4%, 10/01/44	2,935 M	3,116,116
FHLMC Q29056
4%, 10/01/44	6,504 M	6,920,580
FHLMC G08637
4%, 04/01/45	1,270 M	1,349,278
		17,312,231
Total Federal Home Loan Mortgage Corporation		21,621,694

Federal National Mortgage Association 9.4%
Agency Discount Notes:
0.04%, 09/02/15	2,010 M	2,009,998

Collateralized Mortgage Obligations:
FNR 02-2 UC
6%, 02/25/17	2 M	2,498

Mortgage-Backed Securities:
15-Year:
FNMA 254907
5%, 10/01/18	6 M	5,931
FNMA 255273
4.5%, 06/01/19	10 M	10,285

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA 255358
5%, 09/01/19	2 M	$2,479
FNMA TBA 15YR
2.5%, 09/17/30(a)	4,920 M	4,991,878
		5,010,573
30-Year:
FNMA 687301
6%, 11/01/32	36	41
FNMA 690305
5.5%, 03/01/33	2 M	2,378
FNMA 748895
6%, 12/01/33	142 M	156,953
FNMA 725423
5.5%, 05/01/34	1,416 M	1,597,844
FNMA 725610
5.5%, 07/01/34	1,286 M	1,447,619
FNMA AD9193
5%, 09/01/40	773 M	856,510
FNMA AH8925
4.5%, 03/01/41	1,689 M	1,839,100
FNMA AL2860
3%, 12/01/42	1,446 M	1,460,101
FNMA AR9195
3%, 03/01/43	971 M	980,164
FNMA AT2016
3%, 04/01/43	5,123 M	5,168,385
FNMA AL5718
3.5%, 09/01/44	654 M	681,410
FNMA AY1670
3.5%, 02/01/45	2,982 M	3,094,279
FNMA TBA 30YR
3%, 09/14/45(a)	3,080 M	3,093,716
FNMA TBA 30 YR
3.5%, 09/14/45(a)	1,000 M	1,036,347
		21,414,847
Total Federal National Mortgage Association		28,437,916

Government National Mortgage Corporation 1.4%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	750 M	816,367
GNR 12-147 Interest Only
0.5996%, 04/16/54	13,787 M	613,150
		1,429,517
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	2,625 M	2,852,546
Total Government National Mortgage Corporation		4,282,063
Total U.S. Government Agency Obligations		55,252,673

U.S. Treasury Obligations 2.3%
U.S. Treasury
2%, 08/15/25	5,000 M	4,905,210
U.S. Treasury
2.875%, 08/15/45	2,000 M	1,968,386
Total U.S. Treasury Obligations		6,873,596
Total U.S. Government Obligations (Cost $61,603,747)		62,126,269

Domestic Corporate Bonds 11.1%
Basic Industry 1.3%
Agrium, Inc.
3.375%, 03/15/25	500 M	472,187
Alfa SAB de CV
5.25%, 03/25/24(b)	705 M	727,913
Allegheny Technologies, Inc.
6.625%, 08/15/23	51 M	45,263
Barrick Gold Corp.
4.1%, 05/01/23	340 M	300,855
Methanex Corp.
5.25%, 03/01/22	695 M	736,509
Monsanto Co.
2.85%, 04/15/25	415 M	382,349
Packaging Corp of America
3.65%, 09/15/24	400 M	391,832
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	765 M	754,023
Steel Dynamics, Inc.
5.5%, 10/01/24	75 M	73,031
		3,883,962
Capital Goods 0.1%
Ardagh Holdings USA, Inc.
3.2858%, 12/15/19(b)	150 M	147,000
PaperWorks Industries, Inc.
9.5%, 08/15/19(b)	55 M	54,120
TransDigm, Inc.
6.5%, 07/15/24	110 M	108,075
		309,195
Communications 1.8%
21st Century Fox America, Inc.
3.7%, 09/15/24	700 M	688,477
American Tower Corp.
4%, 06/01/25	930 M	903,847
Bankrate, Inc.
6.125%, 08/15/18(b)	400 M	394,000
British Sky Broadcasting Group
3.75%, 09/16/24(b)	700 M	673,956
CCO Holdings Capital Corp.
5.125%, 05/01/23(b)	125 M	125,312
Digicel Ltd.
6%, 04/15/21(b)	100 M	91,831
DIRECTV Holdings LLC
3.8%, 03/15/22	725 M	719,728
Level 3 Financing, Inc.
5.375%, 08/15/22	210 M	211,531
Rogers Communications, Inc.
4.1%, 10/01/23	700 M	705,123
Verizon Communications, Inc.
3.5%, 11/01/24	480 M	469,427
6.55%, 09/15/43	500 M	592,443
		5,575,675
Consumer Cyclical 1.3%
Bed Bath & Beyond, Inc.
3.749%, 08/01/24	490 M	486,014
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	155 M	155,388
CEC Entertainment, Inc.
8%, 02/15/22	100 M	100,500
Chrysler Group LLC
8.25%, 06/15/21	164 M	176,333
Ford Motor Credit Co., LLC
3.664%, 09/08/24	965 M	933,985
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	165 M	172,631
QVC, Inc.
4.375%, 03/15/23	1,000 M	957,364
Toll Brothers Finance Corp.
5.875%, 02/15/22	80 M	86,400
Walgreens Boots Alliance, Inc.
3.8%, 11/18/24	830 M	812,459
		3,881,074
Consumer Non-Cyclical 1.2%
Actavis Funding SCS
3%, 03/12/20	225 M	224,519
3.8%, 03/15/25	300 M	291,198
Capella Healthcare, Inc.
9.25%, 07/01/17	193 M	198,790
CHS/Community Health Systems, Inc.
6.875%, 02/01/22	205 M	218,581
Diamond Foods, Inc.
7%, 03/15/19(b)	65 M	67,112
Laboratory Corp of America Holdings
3.6%, 02/01/25	600 M	575,123
Pernod Ricard SA
4.45%, 01/15/22(b)	980 M	1,023,630
Quest Diagnostics, Inc.
3.5%, 03/30/25	650 M	612,461
US Foods, Inc.
8.5%, 06/30/19	202 M	211,090
Wells Enterprises, Inc.
6.75%, 02/01/20(b)	75 M	77,062
		3,499,566
Energy 1.4%
Chesapeake Midstream Partners LP
6.125%, 07/15/22	195 M	198,965
Columbia Pipeline Group, Inc.
3.3%, 06/01/20(b)	180 M	179,760
EQT Midstream Partners LP
4%, 08/01/24	700 M	636,468
Nabors Industries, Inc.
5.1%, 09/15/23	635 M	602,425

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Oceaneering Int’l. Inc
4.65%, 11/15/24	600 M	$570,055
Rowan Cos, Inc.
4.875%, 06/01/22	665 M	585,556
Southwestern Energy Co.
4.95%, 01/23/25	498 M	457,857
Williams Cos, Inc.
4.55%, 06/24/24	1,000 M	886,674
		4,117,760
Financials 1.0%
Bank of America Corp.
4.2%, 08/26/24	700 M	694,870
Brookfield Asset Management, Inc.
4%, 01/15/25	850 M	821,558
Jefferies Finance LLC
7.5%, 04/15/21(b)	63 M	61,016
Peachtree Corners Funding Trust
3.976%, 02/15/25(b)	375 M	371,690
Prospect Capital Corp.
5%, 07/15/19	500 M	518,443
Wells Fargo & Co.
4.1%, 06/03/26	700 M	703,445
		3,171,022
Insurance 0.9%
CNO Financial Group, Inc.
5.25%, 05/30/25	90 M	93,375
Kemper Corp.
4.35%, 02/15/25	725 M	730,913
Prudential Financial, Inc.
5.375%, 05/15/45	1,120 M	1,109,147
TIAA Asset Management Fin., Co., LLC
4.125%, 11/01/24(b)	790 M	799,185
		2,732,620
Real Estate 1.1%
ARC Properties Operating Partnership LP
4.6%, 02/06/24	269 M	257,567
CBL & Associates LP
5.25%, 12/01/23	720 M	746,504
Hospitality Properties Trust
4.5%, 03/15/25	755 M	740,377
Retail Opportunity Investments Partnership LP
5%, 12/15/23	1,000 M	1,055,894
Retail Properties of America, Inc.
4%, 03/15/25	500 M	485,755
		3,286,097
Technology 0.7%
Amphenol Corp.
2.55%, 01/30/19	525 M	530,633
Ericsson LM
4.125%, 05/15/22	940 M	974,827
Fidelity National Information Services, Inc.
3.875%, 06/05/24	700 M	653,850
NXP BV
4.625%, 06/15/22(b)	75 M	74,438
		2,233,748
Transportation 0.3%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	950 M	956,763
Total Domestic Corporate Bonds (Cost $34,324,493)		33,647,482

Bank Loans 0.1%
Basic Industry 0.1%
Performance Food Group, Inc.
6.25%, 11/14/19(c)	112 M	112,349

Technology 0.0%
Deltek, Inc.
4.5%, 06/25/22	50 M	49,711
Total Bank Loans (Cost $160,123)		162,060

	Shares
Domestic Common Stocks 60.9%
Consumer Discretionary 6.1%
Bed Bath & Beyond, Inc.*	18,320	1,137,855
Comcast Corp.	60,000	3,434,400
Gap, Inc.	30,000	984,300
Macy’s, Inc.	25,000	1,465,250
McDonald’s Corp.	35,000	3,325,700
Nordstrom, Inc.	20,000	1,457,600
Omnicom Group, Inc.	25,000	1,674,500
Time Warner, Inc.	30,000	2,133,000
TJX Cos., Inc.	40,000	2,812,800
		18,425,405
Consumer Staples 5.6%
CVS Health Corp.	20,000	2,048,000
Kraft Heinz Co.	30,000	2,179,800
McCormick & Co., Inc.	30,000	2,378,400
PepsiCo, Inc.	40,000	3,717,200
Philip Morris Int’l., Inc.	40,000	3,192,000
Procter & Gamble Co.	50,000	3,533,500
		17,048,900
Energy 4.5%
Chevron Corp.	20,000	1,619,800
EOG Resources, Inc.	30,000	2,349,300
ExxonMobil Corp.	38,000	2,859,120
Marathon Oil Corp.	40,000	691,600
Marathon Petroleum Corp.	40,000	1,892,400
Noble Energy, Inc.	40,000	1,336,400
Schlumberger Ltd.	37,700	2,916,849
		13,665,469
Financials 11.1%
ACE Ltd.	20,000	2,043,200
American Express Co.	40,000	3,068,800
CME Group, Inc.	35,000	3,305,400
Discover Financial Services	70,000	3,761,100
JPMorgan Chase & Co.	50,000	3,205,000
McGraw-Hill Financial, Inc.	35,000	3,394,650
MetLife, Inc.	30,000	1,503,000
Morgan Stanley	60,000	2,067,000
PNC Financial Services Group, Inc.	30,000	2,733,600
The Travelers Cos., Inc.	40,000	3,982,000
Wells Fargo & Co.	85,000	4,533,050
		33,596,800
Health Care 10.0%
Amgen, Inc.	25,000	3,794,500
Becton Dickinson & Co.	15,000	2,115,300
Bristol-Myers Squibb Co.	50,000	2,973,500
Eli Lilly & Co.	30,000	2,470,500
Gilead Sciences, Inc.	20,000	2,101,400
Johnson & Johnson	25,000	2,349,500
Medtronic PLC	55,320	3,999,083
Merck & Co., Inc.	55,000	2,961,750
Stryker Corp.	15,000	1,479,750
UnitedHealth Group, Inc.	20,000	2,314,000
Zimmer Biomet Holdings, Inc.	18,000	1,864,080
Zoetis, Inc.	40,000	1,794,800
		30,218,163
Industrials 6.1%
Boeing Co.	30,000	3,920,400
Canadian National Railway Co.	45,000	2,496,600
General Dynamics Corp.	15,000	2,130,450
Honeywell Int’l., Inc.	35,000	3,474,450
Tyco Int’l. Plc	60,000	2,177,400
United Technologies Corp.	25,000	2,290,250
Verisk Analytics, Inc.*	30,000	2,192,400
		18,681,950
Information Technology 14.5%
Accenture PLC	30,000	2,828,100
Altera Corp.	20,000	971,000
ANSYS, Inc.*	20,000	1,772,000
Apple, Inc.	53,200	5,998,832
Check Point Software Technologies Ltd.*	34,000	2,652,340
Cisco Systems, Inc.	150,000	3,882,000
Cognizant Technology Solutions Corp.*	25,000	1,573,500
EMC Corp.	100,000	2,487,000
Google, Inc. Cl C*	3,008	1,859,696

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Microsoft Corp.	150,000	$6,528,000
Seagate Technology PLC	36,000	1,850,400
Synopsys, Inc.*	30,000	1,407,900
Texas Instruments, Inc.	65,000	3,109,600
Visa, Inc.	80,000	5,704,000
Western Union Co.	75,000	1,383,000
		44,007,368
Materials 0.9%
EI Du Pont de Nemours & Co.	30,000	1,545,000
Praxair, Inc.	12,000	1,269,000
		2,814,000
Telecommunication Services 1.7%
Rogers Communications, Inc.	50,000	1,706,000
Verizon Communications, Inc.	75,000	3,450,750
		5,156,750
Utilities 0.4%
Edison Int’l.	20,000	1,169,600
Total Domestic Common Stocks (Cost $104,131,200)		184,784,405

Foreign Stocks & ADR’s 2.6%
Mexico 0.4%
America Movil SAB de CV ADR	60,000	1,098,000

Netherlands 1.2%
Unilever NV ADR	90,000	3,610,800

Switzerland 1.0%
ABB Ltd. ADR	69,976	1,351,237
Roche Holding AG ADR	50,000	1,706,500
		3,057,737
Total Foreign Stocks & ADR’s (Cost $8,260,066)		7,766,537

Institutional Money Market Funds 7.6%
State Street Institutional US Government Money Market Fund (Cost $23,180,500)	23,180,500	23,180,500
Total Investments 102.8% (Cost $231,660,129)†		311,667,253
Excess of Liabilities Over Other Assets (2.8)%		(8,375,111)
Net Assets 100.0%		$303,292,142

*	Non-income producing.

†

Cost for federal income tax purposes is $231,660,129. At August 31, 2015 unrealized appreciation for federal income tax purposes aggregated $80,007,124 of which $83,274,388 related to appreciated securities and $3,267,264 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2015, the market value of rule 144A securities amounted to $5,980,176 or 1.97% of net assets.

(c)	Performance Food Group, Inc. has a variable interest rate that floats quarterly on 14th of February, May, August , and November. The interest rate is based on the 3-month Libor rate plus 5.25%.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

(Unaudited)

Fund Profile

at August 31, 2015

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.1%
Financials	18.4%
Health Care	16.5%
Consumer Discretionary	10.9%
Consumer Staples	10.4%
Industrials	9.9%
Energy	7.0%
Telecommunication Services	2.4%
Materials	1.3%
Utilities	0.8%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	2.9%
Wells Fargo & Co.	2.8%
Visa, Inc.	2.5%
Apple, Inc.	2.4%
UnitedHealth Group, Inc.	2.3%
PepsiCo, Inc.	2.2%
Discover Financial Services	2.0%
Medtronic PLC	2.0%
Boeing Co.	2.0%
McGraw-Hill Financial, Inc.	1.9%
Total of Net Assets	23.0%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.
**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at August 31, 2015 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 95.5%
Consumer Discretionary 10.9%
Bed Bath & Beyond, Inc.*	250,000	$15,527,500
Comcast Corp.	567,500	32,483,700
Lear Corp.	243,300	25,008,807
Macy’s, Inc.	275,000	16,117,750
McDonald’s Corp.	360,000	34,207,200
Nordstrom, Inc.	150,000	10,932,000
Omnicom Group, Inc.	275,000	18,419,500
Priceline.com, Inc.*	17,500	21,851,200
Time Warner, Inc.	325,000	23,107,500
TJX Cos., Inc.	490,000	34,456,800
		232,111,957
Consumer Staples 8.7%
CVS Health Corp.	375,650	38,466,560
Kraft Heinz Co.	274,113	19,917,051
McCormick & Co., Inc.	275,000	21,802,000
PepsiCo, Inc.	491,410	45,666,731
Philip Morris Int’l., Inc.	300,000	23,940,000
Procter & Gamble Co.	495,000	34,981,650
		184,773,992
Energy 7.0%
Chevron Corp.	250,000	20,247,500
EOG Resources, Inc.	230,000	18,011,300
ExxonMobil Corp.	455,000	34,234,200
Marathon Oil Corp.	359,500	6,215,755
Marathon Petroleum Corp.	400,000	18,924,000
Noble Energy, Inc.	550,000	18,375,500
Schlumberger Ltd.	438,550	33,930,613
		149,938,868
Financials 18.4%
ACE Ltd.	225,000	22,986,000
American Express Co.	325,000	24,934,000
CME Group, Inc.	400,000	37,776,000
Discover Financial Services	820,000	44,058,600
JPMorgan Chase & Co.	500,000	32,050,000
McGraw-Hill Financial, Inc.	425,000	41,220,750
MetLife, Inc.	628,100	31,467,810
Morgan Stanley	1,000,000	34,450,000
PNC Financial Services Group, Inc.	400,000	36,448,000
The Travelers Cos., Inc.	275,000	27,376,250
Wells Fargo & Co.	1,126,600	60,081,578
		392,848,988
Health Care 15.4%
Amgen, Inc.	233,300	35,410,274
Becton Dickinson & Co.	140,000	19,742,800
Bristol-Myers Squibb Co.	338,300	20,118,701
Eli Lilly & Co.	325,000	26,763,750
Gilead Sciences, Inc.	241,000	25,321,870
Johnson & Johnson	218,500	20,534,630
Medtronic PLC	599,457	43,334,747
Merck & Co., Inc.	750,000	40,387,500
Stryker Corp.	190,000	18,743,500
UnitedHealth Group, Inc.	418,100	48,374,170
Zoetis, Inc.	662,000	29,703,940
		328,435,882
Industrials 9.5%
Boeing Co.	325,000	42,471,000
Canadian National Railway Co.	467,000	25,909,160
General Dynamics Corp.	185,500	26,346,565
Honeywell Int’l., Inc.	325,000	32,262,750
Tyco Int’l. Plc	626,000	22,717,540
United Technologies Corp.	275,000	25,192,750
Verisk Analytics, Inc.*	387,550	28,322,154
		203,221,919
Information Technology 21.1%
Accenture PLC	283,000	26,678,410
ANSYS, Inc.*	244,900	21,698,140
Apple, Inc.	450,520	50,800,635

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Check Point Software Technologies Ltd.*	275,000	$21,452,750
Cisco Systems, Inc.	1,345,770	34,828,527
Cognizant Technology Solutions Corp.*	375,000	23,602,500
EMC Corp.	800,000	19,896,000
Google, Inc. Cl C*	45,123	27,897,295
Microsoft Corp.	1,404,080	61,105,562
Oracle Corp.	470,000	17,432,300
Seagate Technology PLC	446,500	22,950,100
Synopsys, Inc.*	425,000	19,945,250
Texas Instruments, Inc.	755,000	36,119,200
Visa, Inc.	737,200	52,562,360
Western Union Co.	718,400	13,247,296
		450,216,325
Materials 1.3%
EI Du Pont de Nemours & Co.	275,000	14,162,500
Praxair, Inc.	122,400	12,943,800
		27,106,300
Telecommunication Services 2.4%
Rogers Communications, Inc.	350,000	11,942,000
Verizon Communications, Inc.	875,000	40,258,750
		52,200,750
Utilities 0.8%
Edison Int’l.	300,000	17,544,000
Total Domestic Common Stocks (Cost $1,181,248,064)		2,038,398,981

Foreign Stocks & ADR’s 3.2%
Netherlands 1.7%
Unilever NV ADR	887,400	35,602,488

Switzerland 1.5%
ABB Ltd. ADR	509,443	9,837,344
Roche Holding AG ADR	673,880	22,999,525
		32,836,869
Total Foreign Stocks & ADR’s (Cost $71,734,477)		68,439,357

Institutional Money Market Funds 1.0%
State Street Institutional US Government Money Market Fund (Cost $22,345,655)	22,345,655	22,345,655

	Principal Amount (M=$1,000)
U.S. Government Obligations 0.1%
Federal Home Loan Bank 0.0%
Agency Discount Notes:
0.02%, 09/02/15	911 M	911,000

Federal National Mortgage Association 0.1%
Agency Discount Notes:
0.03%, 09/02/15	2,010 M	2,009,998
Total U.S. Government Obligations (Cost $2,920,998)		2,920,998
Total Investments 99.8% (Cost $1,278,249,194)†		2,132,104,991
Other Assets in Excess of Liabilities 0.2%		3,895,396
Net Assets 100.0%		$2,136,000,387

*	Non-income producing.

†

Cost for federal income tax purposes is $1,278,249,194. At August 31, 2015 unrealized appreciation for federal income tax purposes aggregated $853,855,797 of which $873,029,705 related to appreciated securities and $19,173,908 related to depreciated securities.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

Fund Profile

at August 31, 2015

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	6.0%
1 yr. to 2.99 yrs.	21.0%
3 yrs. to 3.99 yrs.	27.9%
4 yrs. to 5.99 yrs.	25.8%
6 yrs. to 7.99 yrs.	18.3%
8 yrs. and over	1.0%

Average Effective Duration (for all Fixed Income Holdings) 4.2 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AI4728	4.50%	07/01/41	7.7%
FNMA AT2016	3.00%	04/01/43	7.6%
FHLMC J22900	2.50%	03/01/28	7.1%
GNR 10-33 PX	5.00%	09/20/38	7.0%
FNMA AL2860	3.00%	12/01/42	6.3%
FHLMC Q33006	3.50%	04/01/45	5.5%
FHLMC G05624	4.50%	09/01/39	5.3%
FNMA AE0215	4.00%	12/01/39	4.7%
FNMA AB7845	3.00%	02/01/43	4.5%
FHR 3331 PE	6.00%	06/15/37	4.4%
Total of Net Assets			60.1%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgagebacked bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at August 31, 2015 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 95.2%
U.S. Government Agency Obligations 94.2%
Federal Home Loan Bank 0.2%
Agency Discount Notes:
0.02%, 09/02/15	455 M	$455,000

Federal Home Loan Mortgage Corporation 31.5%
Collateralized Mortgage Obligations:
FHR 3331 PE
6%, 06/15/37	10,000 M	11,487,385

Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	18,157 M	18,597,907

30-Year:
FHLMC 170147
11%, 11/01/15	5	5
FHLMC 360017
11%, 11/01/17	30	30
FHLMC A64971
5.5%, 08/01/37	12 M	13,271
FHLMC G05483
4.5%, 06/01/39	6,513 M	7,100,292
FHLMC G05624
4.5%, 09/01/39	12,769 M	13,919,958
FHLMC A89148
4%, 10/01/39	9,087 M	9,666,021
FHLMC Q29056
4%, 10/01/44	6,902 M	7,344,370
FHLMC Q33006
3.5%, 04/01/45	13,860 M	14,352,634
		52,396,581
Total Federal Home Loan Mortgage Corporation		82,481,873

Federal National Mortgage Association 49.9%
Collateralized Mortgage Obligations:
FNR 12-47 AI
3%, 05/25/22	7,562 M	471,664
FNR 03-32 BZ
6%, 11/25/32	524 M	600,305
		1,071,969
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR
2.5%, 09/17/30(a)	2,480 M	2,516,231

20-Year:
FNMA 758564
6%, 09/01/24	205 M	231,885

25-Year:
FNMA 251808
10%, 04/01/18	7 M	7,245

30-Year:
FNMA 426830
8%, 11/01/24	19 M	20,203
FNMA 738887
5.5%, 10/01/33	411 M	460,209
FNMA 748895
6%, 12/01/33	142 M	156,935
FNMA 881279
5%, 11/01/36	1,458 M	1,635,563
FNMA 931533
4.5%, 07/01/39	2,458 M	2,667,778
FNMA 931535
5.5%, 07/01/39	1,793 M	2,014,126
FNMA AE0215
4%, 12/01/39	11,534 M	12,269,308
FNMA AD9193
5%, 09/01/40	10,047 M	11,134,635
FNMA AH8925
4.5%, 03/01/41	4,164 M	4,532,733
FNMA AI4728
4.5%, 07/01/41	18,582 M	20,214,673
FNMA AL2860
3%, 12/01/42	16,298 M	16,451,847
FNMA AB7845
3%, 02/01/43	11,624 M	11,731,984
FNMA AT2016
3%, 04/01/43	19,737 M	19,910,992

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA AW0972
4.5%, 05/01/44	3,926 M	$4,267,937
FNMA AL5718
3.5%, 09/01/44	8,014 M	8,352,137
FNMA AY1670
3.5%, 02/01/45	10,461 M	10,855,338
		126,676,398
Total Federal National Mortgage Association		130,503,728

Government National Mortgage Corporation 12.6%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	17,025 M	18,464,802

Mortgage-Backed Securities:
30-Year:
GNMA 506805
6.5%, 06/15/29	82 M	94,095
GNMA II 004424
5%, 04/20/39	3,751 M	4,177,558
GNMA AG8936
4%, 02/15/44	9,649 M	10,358,641
		14,630,294
Total Government National Mortgage Corporation		33,095,096
Total U.S. Government Agency Obligations		246,535,697

U.S. Treasury Obligations 1.0%
US TREASURY N/B
3.000000%, 05/15/45	2,500 M	2,518,295
Total U.S. Treasury Obligations		2,518,295
Total U.S. Government Obligations (Cost $244,979,795)		249,053,992

	Shares
Institutional Money Market Funds 6.7%
State Street Institutional US Government Money Market Fund (Cost $17,567,530)	17,567,530	17,567,530
Total Investments 101.9% (Cost $262,547,325)†		266,621,522
Excess of Liabilities Over Other Assets (1.9)%		(5,011,906)
Net Assets 100.0%		$261,609,616

†

Cost for federal income tax purposes is $262,547,325. At August 31, 2015 unrealized appreciation for federal income tax purposes aggregated $4,074,197 of which $4,968,337 related to appreciated securities and $894,140 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

(Unaudited)

Fund Profile

at August 31, 2015

Top Sectors *

Sector	Percent of Net Assets
Consumer Discretionary	29.6%
Industrials	18.3%
Information Technology	15.0%
Financials	9.2%
Materials	6.8%
Health Care	6.3%
Energy	5.1%
Consumer Staples	3.0%
Utilities	1.4%

Top Geographical Weightings

Country	Percent of Net Assets
United Kingdom	21.1%
Switzerland	15.0%
United States	9.1%
Germany	8.4%
France	6.6%
Japan	6.2%
Netherlands	4.5%
South Korea	4.3%
Hong Kong	3.4%
Canada	3.3%

Top 10 Holdings**

Description	Percent of Net Assets
Countrywide PLC	4.5%
Syngenta AG	3.5%
Alent PLC	3.3%
Experian PLC	3.1%
Nestle SA	3.0%
Nippon Television Holdings, Inc.	2.9%
TE Connectivity Ltd.	2.8%
Check Point Software Technologies Ltd.	2.8%
Sanofi	2.8%
ISS A/S	2.8%
Total of Net Assets	31.5%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at August 31, 2015 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 14.0%
Consumer Discretionary 4.3%
Delphi Automotive PLC	43,000	$3,247,360
Michael Kors Holdings Ltd.*	50,000	2,173,000
		5,420,360
Energy 1.9%
Core Laboratories NV	21,000	2,429,280

Information Technology 7.8%
BlackBerry Ltd.*	357,000	2,709,630
Check Point Software Technologies Ltd.*	45,000	3,510,450
TE Connectivity Ltd.	60,000	3,557,400
		9,777,480
Total Domestic Common Stocks (Cost $17,136,112)		17,627,120

Foreign Stocks & ADR’s 80.7%
Canada 1.1%
Uni-Select, Inc.	31,500	1,383,692

Cyprus 2.6%
Bank of Cyprus Pcl *(a)	15,000,000	3,259,937

Denmark 2.8%
ISS A/S (a)	100,000	3,483,724

France 6.6%
Edenred SA (a)	105,000	2,220,923
Renault SA (a)	31,000	2,566,999
Sanofi (a)	35,500	3,491,841
		8,279,763
Germany 8.4%
Bayerische Motoren Werke AG (a)	20,000	1,838,215
Brenntag AG (a)	52,447	2,913,279
Fresenius SE & Co KGaA (a)	20,000	1,410,941
NORMA Group AG (a)	25,000	1,229,560
SAP SE (a)	48,000	3,219,358
		10,611,353
Greece 1.2%
OPAP SA (a)	200,000	1,569,855

Hong Kong 1.7%
Chow Tai Fook Jewellery Group Ltd. (a)	2,400,000	2,128,368

India 2.1%
Shriram Transport Finance Co Ltd. (a)	215,000	2,629,958

Ireland 3.1%
Experian PLC (a)	235,000	3,966,148

Japan 6.2%
CyberAgent, Inc. (a)	69,600	2,753,809
Nippon Television Holdings, Inc. (a)	210,000	3,632,312
USS Co Ltd. *(a)	80,000	1,416,771
		7,802,892
Netherlands 2.6%
Randstad Holding NV (a)	53,000	3,338,446

Norway 3.2%
ProSafe SE (a)	791,359	2,129,841

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
TGS Nopec Geophysical Co ASA (a)	95,000	$1,861,133
		3,990,974
South Korea 4.3%
Hyundai Motor Co. (a)	23,000	2,894,630
Samsung Electronics Co Ltd. (a)	2,800	2,576,482
		5,471,112
Spain 1.4%
Red Electrica Corp SA (a)	22,500	1,790,355

Sweden 2.7%
Telefonaktiebolaget LM Ericsson (a)	350,000	3,411,588

Switzerland 12.2%
Adecco SA (a)	39,000	3,057,192
Nestle SA (a)	52,000	3,830,678
Roche Holding AG (a)	11,000	2,994,468
SGS SA (a)	650	1,144,949
Syngenta AG (a)	13,000	4,358,388
		15,385,675
United Kingdom 18.5%
Alent PLC (a)	581,612	4,240,855
BCA Marketplace PLC *(a)	1,140,000	3,148,794
Bunzl PLC (a)	65,000	1,719,925
Compass Group PLC (a)	150,000	2,365,888
Countrywide PLC (a)	720,000	5,756,089
Rightmove PLC (a)	51,000	2,891,311
WPP PLC (a)	158,000	3,252,470
		23,375,332
Total Foreign Stocks & ADR’s (Cost $93,950,537)		101,879,172
Institutional Money Market Funds 6.3%
State Street Institutional US Government Money Market Fund (Cost $7,943,594)	7,943,594	7,943,594
Total Investments 101.0% (Cost $119,030,243)†		127,449,886
Excess of Liabilities Over Other Assets (1.0)%		(1,275,767)
Net Assets 100.0%		$126,174,119

*	Non-income producing.

†

Cost for federal income tax purposes is $119,030,243. At August 31, 2015 unrealized appreciation for federal income tax purposes aggregated $8,419,643 of which $18,068,284 related to appreciated securities and $9,648,641 related to depreciated securities.

(a)	Fair valued.

The accompanying notes are an integral part of the financial statements

Sentinel Low Duration Bond Fund

(Unaudited)

Fund Profile

at August 31, 2015

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	13.6%
1 yr. to 2.99 yrs.	51.0%
3 yrs. to 3.99 yrs.	19.4%
4 yrs. to 5.99 yrs.	10.6%
6 yrs. to 7.99 yrs.	5.4%
8 yrs. and over	0.0%

Average Effective Duration (for all Fixed Income Holdings) 0.4 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FHR 4022 AH	1.50%	12/15/25	7.4%
FNR 10-64 AD	3.00%	12/25/20	6.2%
FHR 4039 PB	1.50%	05/15/27	4.9%
FNR 12-53 CD	1.50%	05/25/22	4.6%
WBCMT 2007 C30 A5	5.342%	12/15/43	2.6%
FHR 4238 TL	1.25%	08/15/27	2.5%
FNR 11-137 KC	2.00%	01/25/27	2.4%
FNR 11-15 HC	2.50%	03/25/26	2.0%
Prospect Capital Corp.	5.00%	07/15/19	1.9%
FNR 11-67 DA	4.50%	07/25/21	1.7%
Total of Net Assets			36.2%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at August 31, 2015 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 35.6%
U.S. Government Agency Obligations 35.6%
Federal Home Loan Bank 0.1%
Agency Discount Notes:
0.02%, 09/02/15	455 M	$455,000

Federal Home Loan Mortgage Corporation 16.0%
Collateralized Mortgage Obligations:
FHR 2353 TD
6%, 09/15/16	7 M	7,126
FHR 3604 AG
4%, 12/15/17	206 M	206,795
FHR 3874 BD
3%, 06/15/21	4,317 M	4,436,976
FHR 4022 AH
1.5%, 12/15/25	40,563 M	40,154,452
FHR 4039 PB
1.5%, 05/15/27	26,766 M	26,475,045
FHR 4238 TL
1.25%, 08/15/27	13,927 M	13,724,072
FHR 2927 ED
4%, 01/15/35	525 M	538,360
		85,542,826
Mortgage-Backed Securities:
15-Year:
FHLMC E01009
6.5%, 08/01/16	21 M	21,011
FHLMC G11585
7%, 02/01/17	231	232
FHLMC E88357
6.5%, 03/01/17	12 M	11,575
FHLMC J05907
6%, 08/01/19	971 M	1,019,534
		1,052,352
20-Year:
FHLMC D94230
7.5%, 10/01/19	21 M	20,731

30-Year:
FHLMC G00100
8%, 02/01/23	4 M	4,741
Total Federal Home Loan Mortgage Corporation		86,620,650

Federal National Mortgage Association 19.5%
Agency Discount Notes:
0.04%, 09/02/15	1,500 M	1,499,999

Collateralized Mortgage Obligations:
FNR 10-64 AD
3%, 12/25/20	32,561 M	33,376,463
FNR 11-67 DA
4.5%, 07/25/21	9,067 M	9,488,745
FNR 12-53 CD
1.5%, 05/25/22	24,599 M	24,672,645
FNR 12-47 AI
3%, 05/25/22	8,007 M	499,409
FNR 11-90 AL
3.5%, 09/25/23	8,953 M	9,287,330
FNR 11-15 HC
2.5%, 03/25/26	10,678 M	10,849,757
FNR 11-137 KC
2%, 01/25/27	13,011 M	13,204,366
FNR 09-32 BH
5.25%, 05/25/39	1,401 M	1,449,695
		102,828,410
Mortgage-Backed Securities:
15-Year:
FNMA 574598
6%, 05/01/16	4 M	3,576
FNMA 671380
6%, 11/01/17	29 M	29,471
FNMA 725284
7%, 11/01/18	79 M	81,614
FNMA 985670
6.5%, 10/01/21	595 M	644,034
		758,695

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
30-Year:
FNMA 626664
6%, 04/01/17	50 M	$50,756
FNMA 479421
7%, 09/01/21	16 M	16,588
FNMA 207530
8.25%, 04/01/22	7 M	7,523
FNMA 175123
7.45%, 08/01/22	90 M	96,163
		171,030
Total Federal National Mortgage Association		105,258,134

Government National Mortgage Corporation 0.0% +
Mortgage-Backed Securities:
15-Year:
GNMA 489953
6%, 12/15/16	5 M	4,904

20-Year:
GNMA 628440
7%, 04/15/24	114 M	124,660

30-Year:
GNMA II 495
10%, 02/20/16	7	6
Total Government National Mortgage Corporation		129,570
Total U.S. Government Obligations (Cost $192,865,169)		192,463,354

Domestic Corporate Bonds 54.1%
Basic Industry 6.0%
Allegheny Technologies, Inc.
6.625%, 08/15/23	1,949 M	1,729,737
ArcelorMittal
5.25%, 02/25/17	3,000 M	3,060,000
Ashland, Inc.
3.875%, 04/15/18	7,000 M	7,168,490
Axalta Coating Systems US Holdings Inc / Axalta Coating Systems Dutch Holding B
7.375%, 05/01/21(a)	5,000 M	5,356,250
Dow Chemical Co.
5.7%, 05/15/18	2,500 M	2,750,310
Methanex Corp.
5.25%, 03/01/22	5,105 M	5,409,896
Newmont Mining Corp.
5.125%, 10/01/19	4,200 M	4,448,010
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	2,500 M	2,464,128
		32,386,821
Capital Goods 1.3%
Ardagh Holdings USA, Inc.
3.2858%, 12/15/19(a)	5,000 M	4,900,000
PaperWorks Industries, Inc.
9.5%, 08/15/19(a)	2,000 M	1,968,000
		6,868,000
Communications 7.8%
American Tower Corp.
4.5%, 01/15/18	5,000 M	5,249,260
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/20	7,000 M	7,271,250
DIRECTV Holdings LLC
3.8%, 03/15/22	7,500 M	7,445,460
Intelsat Jackson Holdings SA
7.25%, 10/15/20	3,000 M	2,895,000
Rogers Communications, Inc.
6.8%, 08/15/18	5,000 M	5,639,125
Sprint Communications, Inc.
7%, 08/15/20	1,000 M	995,000
T-Mobile USA, Inc.
6.464%, 04/28/19	7,000 M	7,218,750
Verizon Communications, Inc.
5.15%, 09/15/23	5,000 M	5,477,320
		42,191,165
Consumer Cyclical 10.5%
American Axle & Manufacturing, Inc.
5.125%, 02/15/19	7,000 M	7,113,750
Chrysler Group LLC
8.25%, 06/15/21	7,276 M	7,823,155
DR Horton, Inc.
4%, 02/15/20	5,000 M	5,050,000
Ford Motor Credit Co LLC
5%, 05/15/18	5,000 M	5,326,155
General Motors Financial Co., Inc.
6.75%, 06/01/18	5,000 M	5,506,340
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	7,000 M	7,323,750
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.625%, 10/15/21	4,000 M	4,190,000
Lennar Corp.
4.125%, 12/01/18	7,000 M	7,157,500
Toll Brothers Finance Corp.
4%, 12/31/18	7,000 M	7,157,500
		56,648,150
Consumer Non-Cyclical 7.6%
Actavis Funding SCS
3%, 03/12/20	5,000 M	4,989,305
Capella Healthcare, Inc.
9.25%, 07/01/17	4,168 M	4,293,040
CHS/Community Health Systems, Inc.
8%, 11/15/19	7,202 M	7,544,095
Community Health Systems, Inc.
5.125%, 08/15/18	2,000 M	2,052,500
HCA, Inc.
6.5%, 02/15/20	5,000 M	5,537,500
Laboratory Corp of America Holdings
2.625%, 02/01/20	5,250 M	5,240,692
Quest Diagnostics, Inc.
2.5%, 03/30/20	5,000 M	4,953,000
US Foods, Inc.
8.5%, 06/30/19	6,357 M	6,643,065
		41,253,197
Energy 4.7%
Chesapeake Midstream Partners LP
6.125%, 07/15/22	6,722 M	6,858,692
Concho Resources, Inc.
7%, 01/15/21	3,000 M	3,090,000
Nabors Industries, Inc.
6.15%, 02/15/18	2,500 M	2,659,883
Rowan Cos, Inc.
4.875%, 06/01/22	3,775 M	3,324,023
Southwestern Energy Co.
3.3%, 01/23/18	4,000 M	3,990,056
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.875%, 10/01/20	5,480 M	5,521,100
		25,443,754
Financials 4.6%
Ares Capital Corp.
4.875%, 11/30/18	5,065 M	5,285,201
Brookfield Asset Management, Inc.
4%, 01/15/25	3,750 M	3,624,521
Fifth Street Finance Corp.
4.875%, 03/01/19	5,750 M	5,852,810
Prospect Capital Corp.
5%, 07/15/19	10,000 M	10,368,850
		25,131,382
Insurance 1.9%
Aflac, Inc.
2.4%, 03/16/20	5,000 M	5,006,015
American Int’l. Group, Inc.
4.125%, 02/15/24	5,000 M	5,178,750
		10,184,765
Real Estate 5.9%
ARC Properties Operating Partnership LP
2%, 02/06/17	5,945 M	5,818,669
3%, 02/06/19	3,375 M	3,240,000
CBL & Associates LP
5.25%, 12/01/23	5,000 M	5,184,055
Government Properties Income Trust
3.75%, 08/15/19	4,800 M	4,899,638
Realty Income Corp.
2%, 01/31/18	7,465 M	7,516,225
Retail Opportunity Investments Partnership LP
5%, 12/15/23	5,000 M	5,279,470
		31,938,057
Technology 3.8%
Amphenol Corp.
2.55%, 01/30/19	4,500 M	4,548,285
BMC Software, Inc.
7.25%, 06/01/18	1,125 M	1,046,250
Ericsson LM
4.125%, 05/15/22	2,778 M	2,880,925
NXP BV
4.125%, 06/15/20(a)	1,000 M	1,003,750
4.625%, 06/15/22(a)	4,000 M	3,970,000

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
SunGard Data Systems, Inc.
7.625%, 11/15/20	6,866 M	$7,217,882
		20,667,092
Total Domestic Corporate Bonds (Cost $292,599,366)		292,712,383

Residential Mortgage-Backed Securities 3.9%
Financials 3.9%
Bear Stearns Trust FLT
2.6999%, 06/25/34	9,074 M	9,210,396
BOAMS 2004 5 3A1
4.5%, 06/25/19	4,380 M	4,429,193
GSR 2003 13 1A1
2.668%, 10/25/33	7,408 M	7,491,208
Total Residential Mortgage-Backed Securities (Cost $21,106,183)		21,130,797

Commercial Mortgage-Backed Securities 2.6%
Financials 2.6%
WBCMT 2007 C30 A5
5.342%, 12/15/43 (Cost $14,836,982)	13,450 M	14,017,052

	Shares
Institutional Money Market Funds 2.6%
State Street Institutional US Government Money Market Fund (Cost $13,883,099)	13,883,099	13,883,099
Total Investments 98.8% (Cost $535,290,799)†		534,206,685
Other Assets in Excess of Liabilities 1.2%		6,557,833
Net Assets 100.0%		$540,764,518

†

Cost for federal income tax purposes is $535,290,799. At August 31, 2015 unrealized depreciation for federal income tax purposes aggregated $1,084,114 of which $3,133,895 related to appreciated securities and $4,218,009 related to depreciated securities.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the market value of rule 144A securities amounted to $17,198,000 or 3.18% of net assets.

+	Represents less than 0.05% of net assets.

At August 31, 2015, the following futures contracts were outstanding with $3,221,504 in cash segregated with the broker for margin maintenance purposes:

Contract Description	Contract Expiration	Contract Value	Unrealized Appreciation/ (Depreciation)
Short, 2,350 U.S. Treasury 5-Year Note futures contracts	9/15	$280,678,125	$743,940
Net payments of variation margin and/or brokerage fees			(450,190)
Variation margin receivable on open futures contracts			$293,750

The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund

(Unaudited)

Fund Profile

at August 31, 2015

Top Sectors*

Sector	Percent of Net Assets
Industrials	20.5%
Consumer Discretionary	19.2%
Health Care	17.7%
Information Technology	17.0%
Financials	11.8%
Energy	4.9%
Utilities	3.1%
Consumer Staples	2.2%
Materials	1.8%

Top 10 Holdings**

Description	Percent of Net Assets
MEDNAX, Inc.	4.5%
Nuance Communications, Inc.	4.4%
Waste Connections, Inc.	3.3%
Quanta Services, Inc.	3.2%
ITC Holdings Corp.	3.1%
DENTSPLY Int’l., Inc.	3.1%
LKQ Corp.	2.9%
Jarden Corp.	2.6%
East West Bancorp, Inc.	2.6%
Genesee & Wyoming, Inc.	2.5%
Total of Net Assets	32.2%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at August 31, 2015 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 94.9%
Consumer Discretionary 19.2%
Ascena Retail Group, Inc.*	168,000	$2,027,760
Bloomin’ Brands, Inc.	125,440	2,596,608
BorgWarner, Inc.	46,930	2,048,026
Coach, Inc.	40,700	1,231,175
Jarden Corp.*	58,415	2,999,026
John Wiley & Sons, Inc.	43,770	2,256,781
LKQ Corp.*	110,320	3,308,497
MDC Partners, Inc.	66,200	1,300,168
PVH Corp.	14,400	1,713,312
TRI Pointe Group, Inc.*	200,600	2,784,328
		22,265,681
Consumer Staples 2.2%
Flowers Foods, Inc.	109,130	2,532,907

Energy 4.9%
Core Laboratories NV	14,400	1,665,792
FMC Technologies, Inc.*	38,500	1,339,030
Noble Energy, Inc.	49,500	1,653,795
Range Resources Corp.	25,300	977,086
		5,635,703
Financials 9.9%
Affiliated Managers Group, Inc.*	12,470	2,324,907
East West Bancorp, Inc.	73,590	2,973,772
Invesco Ltd.	78,150	2,665,697
Raymond James Financial, Inc.	40,680	2,155,633
Signature Bank*	10,600	1,414,994
SVB Financial Group*	30	3,752
		11,538,755
Health Care 17.7%
Bio-Rad Laboratories, Inc.*	9,529	1,327,675
Bio-Techne Corp.	16,400	1,549,472
DENTSPLY Int’l., Inc.	67,560	3,540,820
Henry Schein, Inc.*	21,280	2,911,317
MEDNAX, Inc.*	64,900	5,227,695
STERIS Corp.	30,800	1,972,740
Varian Medical Systems, Inc.*	24,900	2,023,125
Zimmer Biomet Holdings, Inc.	19,200	1,988,352
		20,541,196
Industrials 20.5%
Ametek, Inc.	53,105	2,858,111
Genesee & Wyoming, Inc.*	42,800	2,926,664
IHS, Inc.*	16,800	1,949,136
Jacobs Engineering Group, Inc.*	68,420	2,764,852
Knight Transportation, Inc.	50,000	1,360,000
Masco Corp.	84,740	2,222,730
Quanta Services, Inc.*	152,050	3,685,692
Stericycle, Inc.*	14,945	2,109,338
Waste Connections, Inc.	80,870	3,846,177
		23,722,700
Information Technology 15.6%
Dolby Laboratories, Inc.	71,090	2,314,690
Microchip Technology, Inc.	66,200	2,813,500
Nuance Communications, Inc.*	310,370	5,111,794
ON Semiconductor Corp.*	304,380	2,908,351
Open Text Corp.	39,060	1,770,199
Plantronics, Inc.	26,140	1,389,602
Skyworks Solutions, Inc.	20,550	1,795,043
		18,103,179
Materials 1.8%
Steel Dynamics, Inc.	106,750	2,079,490

Utilities 3.1%
ITC Holdings Corp.	111,010	3,630,027
Total Domestic Common Stocks (Cost $96,236,882)		110,049,638

Foreign Stocks & ADR’s 1.4%
Israel 1.4%
NICE Systems Ltd. ADR (Cost $866,215)	26,220	1,614,103

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Real Estate Investment Trusts 1.9%
Financials 1.9%
Digital Realty Trust, Inc.(a)	34,170	$2,163,644
Total Real Estate Investment Trusts (Cost $2,045,995)		2,163,644

Institutional Money Market Funds 1.9%
State Street Institutional US Government Money Market Fund (Cost $2,227,226)	2,227,226	2,227,226
Total Investments 100.1% (Cost $101,376,318)†		116,054,611
Excess of Liabilities Over Other Assets (0.1)%		(161,595)
Net Assets 100.0%		$115,893,016

*	Non-income producing.
†

Cost for federal income tax purposes is $101,376,318. At August 31, 2015 unrealized appreciation for federal income tax purposes aggregated $14,678,293 of which $21,404,488 related to appreciated securities and $6,726,195 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Multi-Asset Income Fund

(Unaudited)

Fund Profile

at August 31, 2015

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Corporate Bonds	60.8%
U.S. Government Obligations	14.9%
Domestic Common Stocks	12.1%
Domestic Exchange Traded Funds	4.3%
Real Estate Investment Trusts	0.4%
Bank Loans	0.2%
Cash and Other	7.3%

Top 10 Equity Holdings*

Description	Percent of Net Assets
iShares Int’l. Select Dividend ETF	4.3%
Apple, Inc.	0.7%
ExxonMobil Corp.	0.5%
Altria Group, Inc.	0.5%
Gilead Sciences, Inc.	0.4%
Goldman Sachs Group, Inc.	0.4%
JPMorgan Chase & Co.	0.3%
Citigroup, Inc.	0.3%
Skyworks Solutions, Inc.	0.3%
Google, Inc. Cl A	0.3%
Total of Net Assets	8.0%

Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
U.S. Treasury	2.00%	08/15/25	1.7%
FNMA AY1670	3.50%	02/01/45	1.2%
FNMA AT2016	3.00%	04/01/43	1.2%
TransDigm, Inc.	6.50%	07/15/24	1.1%
FHLMC Q29056	4.00%	10/01/44	1.1%
Argos Merger Sub, Inc.	7.125%	03/15/23	1.1%
FHLMC Q29260	4.00%	10/01/44	1.1%
Retail Opportunity Investments Partnership LP	5.00%	12/15/23	1.1%
GNR 10-169 AW	4.50%	12/20/40	1.1%
Int’l. Game Technology PLC	5.625%	02/15/20	1.0%
Total of Net Assets			11.7%

Average Effective Duration (for all Fixed Income Holdings) 4.1 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at August 31, 2015 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 14.9%
U.S. Government Agency Obligations 12.5%
Federal Home Loan Bank 0.2%
Agency Discount Notes:
0.02%, 09/02/15	683 M	$683,000

Federal Home Loan Mortgage Corporation 4.5%
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	1,453 M	1,487,832
30-Year:
FHLMC A90197
4.5%, 12/01/39	2,513 M	2,721,633
FHLMC Q02664
4.5%, 08/01/41	2,401 M	2,609,058
FHLMC Q29260
4%, 10/01/44	2,935 M	3,116,116
FHLMC Q29056
4%, 10/01/44	2,982 M	3,172,759
		11,619,566
Total Federal Home Loan Mortgage Corporation		13,107,398

Federal National Mortgage Association 6.0%
Agency Discount Notes:
0.03%, 09/02/15	990 M	989,999
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR
2.5%, 09/17/30(a)	1,500 M	1,521,914

30-Year:
FNMA 725610
5.5%, 07/01/34	770 M	866,838
FNMA AD9193
5%, 09/01/40	1,468 M	1,627,370
FNMA AH8925
4.5%, 03/01/41	1,018 M	1,108,414
FNMA AR9195
3%, 03/01/43	2,110 M	2,129,692
FNMA AT2016
3%, 04/01/43	3,360 M	3,389,105
FNMA AY1670
3.5%, 02/01/45	3,520 M	3,652,263
FNMA TBA 30 YR 3
3%, 09/14/45(a)	1,400 M	1,406,234
FNMA TBA 30 YR 3.5
3.5%, 09/14/45(a)	600 M	621,809
		14,801,725
Total Federal National Mortgage Association		17,313,638

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)

Government National Mortgage Corporation 1.8%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	$2,993,346
GNR 12-147 Interest Only
.5996%, 04/16/54	13,783 M	612,974
		3,606,320
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	1,303 M	1,415,863
Total Government National Mortgage Corporation		5,022,183
Total U.S. Government Agency Obligations		36,126,219

U.S. Treasury Obligations 2.4%
U.S. Treasury
2%, 08/15/25	5,000 M	4,905,210
U.S. Treasury
2.875%, 08/15/45	2,000 M	1,968,386
Total U.S. Treasury Obligations		6,873,596
Total U.S. Government Obligations (Cost $42,627,671)		42,999,815

Domestic Corporate Bonds 60.8%
Basic Industry 5.0%
Agrium, Inc.
3.375%, 03/15/25	1,250 M	1,180,467
Alfa SAB de CV
5.25%, 03/25/24(b)	1,770 M	1,827,525
Allegheny Technologies, Inc.
6.625%, 08/15/23	701 M	622,138
Barrick Gold Corp.
4.1%, 05/01/23	1,620 M	1,433,486
Louisiana-Pacific Corp.
7.5%, 06/01/20	2,000 M	2,125,000
Methanex Corp.
5.25%, 03/01/22	1,000 M	1,059,725
Monsanto Co.
2.85%, 04/15/25	1,010 M	930,537
Packaging Corp of America
3.65%, 09/15/24	1,000 M	979,581
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	1,550 M	1,527,759
Steel Dynamics, Inc.
5.5%, 10/01/24	2,750 M	2,677,813
		14,364,031
Capital Goods 2.6%
Ardagh Holdings USA, Inc.
6.25%, 01/31/19(b)	2,000 M	2,050,000
3.2858%, 12/15/19(b)	1,150 M	1,127,000
PaperWorks Industries, Inc.
9.5%, 08/15/19(b)	1,250 M	1,230,000
TransDigm, Inc.
6.5%, 07/15/24	3,250 M	3,193,125
		7,600,125
Communications 11.5%
21st Century Fox America, Inc.
3.7%, 09/15/24	1,000 M	983,538
Bankrate, Inc.
6.125%, 08/15/18(b)	2,225 M	2,191,625
British Sky Broadcasting Group
3.75%, 09/16/24(b)	1,000 M	962,794
CCO Holdings Capital Corp.
5.125%, 05/01/23(b)	1,160 M	1,162,900
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	2,175 M	2,143,462
Digicel Ltd.
6%, 04/15/21(b)	2,000 M	1,836,620
DIRECTV Holdings LLC
3.8%, 03/15/22	2,090 M	2,074,801
Intelsat Jackson Holdings SA
6.625%, 12/15/22	3,000 M	2,640,000
Interpublic Group of Cos, Inc.
4.2%, 04/15/24	2,150 M	2,141,787
Level 3 Financing, Inc.
5.375%, 08/15/22	2,048 M	2,062,930
Netflix, Inc.
5.75%, 03/01/24	2,000 M	2,097,500
Numericable-SFR SAS
6%, 05/15/22(b)	2,350 M	2,355,875
Outerwall, Inc.
5.875%, 06/15/21	2,000 M	1,900,000
RCN Telecom Services LLC
8.5%, 08/15/20(b)	2,000 M	2,122,500
Rogers Communications, Inc.
4.1%, 10/01/23	1,780 M	1,793,028
Sprint Communications, Inc.
7%, 08/15/20	2,500 M	2,487,500
Verizon Communications, Inc.
3.5%, 11/01/24	550 M	537,885
6.55%, 09/15/43	1,500 M	1,777,328
		33,272,073
Consumer Cyclical 12.1%
Argos Merger Sub, Inc.
7.125%, 03/15/23(b)	3,000 M	3,150,000
Bed Bath & Beyond, Inc.
3.749%, 08/01/24	2,050 M	2,033,325
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	2,180 M	2,185,450
CEC Entertainment, Inc.
8%, 02/15/22	1,500 M	1,507,500
Chrysler Group LLC
8.25%, 06/15/21	2,072 M	2,227,815
Family Tree Escrow LLC
5.75%, 03/01/23(b)	2,000 M	2,105,000
Ford Motor Credit Co., LLC
3.664%, 09/08/24	2,405 M	2,327,703
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	850 M	889,313
Int’l. Game Technology PLC
5.625%, 02/15/20(b)	3,000 M	2,985,000
KB Home
8%, 03/15/20	2,500 M	2,706,250
MGM Resorts Int’l.
6%, 03/15/23	2,000 M	2,035,000
QVC, Inc.
4.375%, 03/15/23	2,795 M	2,675,832
Scientific Games Int’l. Inc
7%, 01/01/22(b)	2,000 M	2,055,000
Toll Brothers Finance Corp.
5.875%, 02/15/22	2,050 M	2,214,000
Walgreens Boots Alliance, Inc.
3.8%, 11/18/24	2,090 M	2,045,830
WMG Acquisition Corp.
6.75%, 04/15/22(b)	2,000 M	1,920,000
		35,063,018
Consumer Non-Cyclical 7.5%
Capella Healthcare, Inc.
9.25%, 07/01/17	1,539 M	1,585,170
CHS/Community Health Systems, Inc.
6.875%, 02/01/22	1,685 M	1,796,631
Diamond Foods, Inc.
7%, 03/15/19(b)	2,200 M	2,271,500
JBS USA Finance, Inc.
5.75%, 06/15/25(b)	2,000 M	1,945,000
Kindred Healthcare, Inc.
8.75%, 01/15/23(b)	2,500 M	2,809,375
Laboratory Corp of America Holdings
3.6%, 02/01/25	1,455 M	1,394,673
Pernod Ricard SA
4.45%, 01/15/22(b)	1,980 M	2,068,150
Post Holdings, Inc.
6%, 12/15/22(b)	2,000 M	1,937,500
Serta Simmons Holdings LLC
8.125%, 10/01/20(b)	2,000 M	2,127,500
US Foods, Inc.
8.5%, 06/30/19	1,842 M	1,924,890
Wells Enterprises, Inc.
6.75%, 02/01/20(b)	1,674 M	1,720,035
		21,580,424
Energy 5.4%
Chesapeake Midstream Partners LP
6.125%, 07/15/22	1,614 M	1,646,821
Columbia Pipeline Group, Inc.
3.3%, 06/01/20(b)	520 M	519,305
Crestwood Midstream Partners LP
6.25%, 04/01/23(b)	1,000 M	915,000
EQT Midstream Partners LP
4%, 08/01/24	1,000 M	909,240
Ferrellgas LP / Ferrellgas Finance Corp.
6.75%, 01/15/22	1,000 M	970,000
Nabors Industries, Inc.
5.1%, 09/15/23	1,000 M	948,701
Oceaneering Int’l. Inc
4.65%, 11/15/24	1,750 M	1,662,659

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Rowan Cos, Inc.
4.875%, 06/01/22	2,650 M	$2,333,420
Southwestern Energy Co.
4.05%, 01/23/20	1,148 M	1,137,766
4.95%, 01/23/25	875 M	804,468
Targa Resources Partners LP
5%, 01/15/18(b)	2,110 M	2,099,450
Williams Cos, Inc.
4.55%, 06/24/24	2,000 M	1,773,348
		15,720,178
Financials 5.4%
Bank of America Corp.
4.2%, 08/26/24	1,000 M	992,672
Brookfield Asset Management, Inc.
4%, 01/15/25	2,050 M	1,981,405
Fifth Street Finance Corp.
4.875%, 03/01/19	1,750 M	1,781,290
Jefferies Finance LLC
7.5%, 04/15/21(b)	2,000 M	1,952,500
Nationstar Mortgage LLC
6.5%, 06/01/22	3,000 M	2,546,250
Peachtree Corners Funding Trust
3.976%, 02/15/25(b)	1,000 M	991,172
Popular, Inc.
7%, 07/01/19	2,000 M	1,942,500
Prospect Capital Corp.
5%, 07/15/19	1,600 M	1,659,016
Wells Fargo & Co.
4.1%, 06/03/26	1,750 M	1,758,613
		15,605,418
Insurance 3.4%
Genworth Holdings, Inc.
7.625%, 09/24/21	2,000 M	2,055,000
Kemper Corp.
4.35%, 02/15/25	2,000 M	2,016,312
Prudential Financial, Inc.
5.375%, 05/15/45	2,250 M	2,228,197
TIAA Asset Management Fin., Co., LLC
4.125%, 11/01/24(b)	1,990 M	2,013,136
XL Group PLC
6.5%, 10/29/49(c)	1,925 M	1,520,750
		9,833,395
Real Estate 4.3%
ARC Properties Operating Partnership LP
2%, 02/06/17	565 M	552,994
3%, 02/06/19	165 M	158,400
4.6%, 02/06/24	2,105 M	2,015,537
CBL & Associates LP
5.25%, 12/01/23	1,715 M	1,778,131
Hospitality Properties Trust
4.5%, 03/15/25	2,175 M	2,132,875
Piedmont Operating Partnership LP
4.45%, 03/15/24	1,415 M	1,429,477
Retail Opportunity Investments Partnership LP
5%, 12/15/23	2,865 M	3,025,136
Retail Properties of America, Inc.
4%, 03/15/25	1,275 M	1,238,674
		12,331,224
Technology 3.3%
Amphenol Corp.
2.55%, 01/30/19	1,000 M	1,010,730
Ericsson LM
4.125%, 05/15/22	1,975 M	2,048,174
Fidelity National Information Services, Inc.
3.875%, 06/05/24	1,000 M	934,072
Micron Technology, Inc.
5.5%, 02/01/25	2,120 M	1,976,900
NXP BV
4.625%, 06/15/22(b)	1,500 M	1,488,750
QUALCOMM, Inc.
4.8%, 05/20/45	2,550 M	2,203,794
		9,662,420
Transportation 0.3%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	1,000 M	1,007,119
Total Domestic Corporate Bonds (Cost $179,062,093)		176,039,425

Bank Loans 0.2%
Basic Industry 0.2%
Performance Food Group, Inc.
6.25%, 11/14/19(d) (Cost $686,046)	696 M	699,058

	Shares
Domestic Common Stocks 12.1%
Consumer Discretionary 1.5%
Amazon.com, Inc.*	1,500	769,335
Best Buy Co., Inc.	13,200	484,968
Carnival Corp.	9,100	447,993
Darden Restaurants, Inc.	7,200	489,672
Expedia, Inc.	4,600	528,954
General Motors Co.	19,200	565,248
Home Depot, Inc.	2,500	291,150
Penn National Gaming, Inc.*	22,100	401,336
Target Corp.	6,100	474,031
		4,452,687
Consumer Staples 1.3%
Altria Group, Inc.	24,900	1,334,142
Archer-Daniels-Midland Co.	5,600	251,944
CVS Health Corp.	3,800	389,120
Kroger Co.	9,600	331,200
Philip Morris Int’l., Inc.	5,600	446,880
Reynolds American, Inc.	4,400	368,500
Wal-Mart Stores, Inc.	12,700	822,071
		3,943,857
Energy 1.0%
Chevron Corp.	3,700	299,663
Ensco PLC	19,100	345,901
ExxonMobil Corp.	18,500	1,391,940
Noble Corp plc	12,800	166,656
Valero Energy Corp.	11,200	664,608
		2,868,768
Financials 1.7%
Bank of America Corp.	24,000	392,160
Citigroup, Inc.	16,000	855,680
CME Group, Inc.	3,700	349,428
Goldman Sachs Group, Inc.	6,200	1,169,320
JPMorgan Chase & Co.	13,800	884,580
MetLife, Inc.	16,600	831,660
Prudential Financial, Inc.	5,000	403,500
		4,886,328
Health Care 2.1%
Amgen, Inc.	4,300	652,654
Anthem, Inc.	4,000	564,200
Cardinal Health, Inc.	7,000	575,890
Eli Lilly & Co.	6,000	494,100
Express Scripts Holding Co.*	7,000	585,200
Gilead Sciences, Inc.	11,500	1,208,305
Johnson & Johnson	6,800	639,064
Merck & Co., Inc.	8,700	468,495
Pfizer, Inc.	24,800	799,056
		5,986,964
Industrials 1.0%
Boeing Co.	6,000	784,080
Cummins, Inc.	2,700	328,725
Eaton Corp PLC	7,500	427,950
General Dynamics Corp.	4,000	568,120
General Electric Co.	16,000	397,120
Lockheed Martin Corp.	2,400	482,832
		2,988,827
Information Technology 2.4%
Apple, Inc.	18,800	2,119,888
Cisco Systems, Inc.	20,600	533,128
Electronic Arts, Inc.*	7,400	489,510
Fiserv, Inc.*	3,900	332,553
Google, Inc. Cl A*	1,300	842,166
Google, Inc. Cl C*	400	247,300
PayPal Holdings, Inc.*	12,300	430,500
Skyworks Solutions, Inc.	9,700	847,295
Visa, Inc.	6,900	491,970
Western Union Co.	35,600	656,464
		6,990,774

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Materials 0.3%
LyondellBasell Industries NV	9,000	$768,420

Telecommunication Services 0.4%
AT&T, Inc.	17,000	564,400
Verizon Communications, Inc.	11,500	529,115
		1,093,515
Utilities 0.4%
Exelon Corp.	20,000	615,200
Public Service Enterprise Group, Inc.	15,800	635,950
		1,251,150
Total Domestic Common Stocks (Cost $35,201,719)		35,231,290

Domestic Exchange Traded Funds 4.3%
Equity Funds 4.3%
iShares Int’l. Select Dividend ETF (Cost $14,875,439)	423,400	12,494,534

Real Estate Investment Trusts 0.4%
Financials 0.2%
Host Hotels & Resorts, Inc.	12,000	212,760
Public Storage	1,300	261,651
		474,411
Industrials 0.1%
Iron Mountain, Inc.	7,200	204,048

Telecommunication Services 0.1%
Crown Castle Int’l. Corp.	5,000	416,950
Total Real Estate Investment Trusts (Cost $1,180,630)		1,095,409

Institutional Money Market Funds 7.3%
State Street Institutional US Government Money Market Fund (Cost $21,109,619)	21,109,619	21,109,619
Total Investments 100.0% (Cost $294,743,217)†		289,669,150
Excess of Liabilities Over Other Assets 0.0%		(85,670)
Net Assets 100.0%		$289,583,480

*	Non-income producing.
†

Cost for federal income tax purposes is $294,743,217. At August 31, 2015 unrealized depreciation for federal income tax purposes aggregated $5,074,067 of which $3,609,158 related to appreciated securities and $8,683,225 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the market value of rule 144A securities amounted to $59,276,243 or 20.47% of net assets.

(c)

XL Group PLC is currently fixed at 6.5%. On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October. The interest rate will equal the 3-month Libor rate plus 2.4575%.

(d)	Performance Food Group, Inc. has a variable interest rate that floats quarterly on14th of February, May, August, and November. The interest rate is based on the 3-month Libor rate plus 5.25%.

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

Fund Profile

at August 31, 2015

Top Sectors*

Sector	Percent of Net Assets
Industrials	20.4%
Information Technology	20.4%
Health Care	19.5%
Consumer Discretionary	14.9%
Financials	13.3%
Energy	2.6%
Materials	1.1%

Top 10 Holdings**

Description	Percent of Net Assets
Bloomin’ Brands, Inc.	2.0%
Nuance Communications, Inc.	2.0%
Toro Co.	1.9%
Healthcare Services Group, Inc.	1.8%
Endurance Specialty Holdings Ltd.	1.7%
Globus Medical, Inc.	1.7%
Owens & Minor, Inc.	1.7%
Sirona Dental Systems, Inc.	1.7%
QLogic Corp.	1.7%
ON Semiconductor Corp.	1.6%
Total of Net Assets	17.8%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at August 31, 2015 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 88.3%
Consumer Discretionary 14.9%
American Eagle Outfitters, Inc.	758,900	$12,916,478
Bloomin’ Brands, Inc.	896,400	18,555,480
KB Home	591,000	8,658,150
MDC Partners, Inc.	637,066	12,511,976
Men’s Wearhouse, Inc.	245,500	13,858,475
Oxford Industries, Inc.	154,600	13,011,136
Penn National Gaming, Inc.*	564,100	10,244,056
Select Comfort Corp.*	533,200	12,983,420
Texas Roadhouse, Inc.	246,700	8,878,733
TRI Pointe Homes, Inc.*	1,053,700	14,625,356
Vitamin Shoppe, Inc.*	351,800	12,594,440
		138,837,700
Energy 2.6%
Dril-Quip, Inc.*	91,019	6,274,850
Gulfport Energy Corp.*	189,700	6,796,951
PDC Energy, Inc.*	193,600	10,876,448
		23,948,249
Financials 10.6%
East West Bancorp, Inc.	340,500	13,759,605
Endurance Specialty Holdings Ltd.	254,100	16,198,875
Evercore Partners, Inc.	279,300	14,629,734
PRA Group, Inc.*	219,700	11,707,813
PrivateBancorp, Inc.	274,200	10,378,470
Stifel Financial Corp.*	235,800	10,988,280
Webster Financial Corp.	304,700	10,780,286
Western Alliance Bancorp*	350,600	10,700,312
		99,143,375
Health Care 19.5%
AngioDynamics, Inc.*	642,106	9,477,485
Bio-Rad Laboratories, Inc.*	72,135	10,050,569
Bio-Techne Corp.	117,400	11,091,952
Cynosure, Inc.*	242,100	7,660,044
Globus Medical, Inc.*	655,200	15,999,984
Greatbatch, Inc.*	165,000	9,375,300
Haemonetics Corp.*	379,800	13,714,578
ICON PLC*	163,400	12,581,800
Magellan Health Services, Inc.*	197,300	11,048,800
MedAssets, Inc.*	567,800	11,991,936
NuVasive, Inc.*	216,500	11,413,880
Omnicell, Inc.*	317,900	10,802,242
Owens & Minor, Inc.	466,300	15,849,537
Sirona Dental Systems, Inc.*	165,200	15,756,776
STERIS Corp.	228,400	14,629,020
		181,443,903
Industrials 20.4%
Clarcor, Inc.	241,356	13,605,238
Clean Harbors, Inc.*	211,800	10,403,616
DigitalGlobe, Inc.*	244,900	5,647,394
Esterline Technologies Corp.*	139,000	11,357,690
Genesee & Wyoming, Inc.*	137,600	9,409,088
Healthcare Services Group, Inc.	490,600	16,405,664
Hub Group Inc.*	295,700	11,144,933
Interface, Inc.	379,100	9,189,384
Knight Transportation, Inc.	447,000	12,158,400
MYR Group, Inc.*	337,900	9,694,351
Regal Beloit Corp.	138,000	9,200,460
Ritchie Bros Auctioneers, Inc.	323,600	8,924,888
Swift Transportation Co.*	512,600	9,990,574
Team, Inc.*	275,200	11,514,368
Toro Co.	254,200	18,124,460
Waste Connections, Inc.	215,500	10,249,180
Woodward Governor Co.	275,700	12,571,920
		189,591,608
Information Technology 19.2%
Acxiom Corp.*	659,400	13,821,024
Aspen Technology, Inc.*	255,400	9,671,998
Bottomline Technologies de, Inc.*	445,100	11,901,974

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
CommVault Systems, Inc.*	298,100	$10,683,904
Finisar Corp.*	629,400	9,711,642
j2 Global, Inc.	158,800	11,049,304
Microsemi Corp.*	448,900	14,257,064
Nuance Communications, Inc.*	1,112,700	18,326,169
ON Semiconductor Corp.*	1,531,800	14,636,349
Open Text Corp.	170,800	7,740,656
Plantronics, Inc.	180,100	9,574,116
QLogic Corp.*	1,499,700	15,506,898
Rudolph Technologies, Inc.*	915,500	11,681,780
Tower Semiconductor Ltd.*	895,700	10,846,927
Xcerra Corp.*	1,534,400	9,605,344
		179,015,149
Materials 1.1%
Berry Plastics Group, Inc.*	363,200	10,750,720
Total Domestic Common Stocks (Cost $681,003,011)		822,730,704

Foreign Stocks & ADR’s 1.2%
Israel 1.2%
NICE Systems Ltd. ADR (Cost $3,873,912)	177,800	10,945,368

Real Estate Investment Trusts 2.7%
Financials 2.7%
BioMed Realty Trust, Inc.(a)	669,900	12,393,150
Corporate Office Properties Trust(a)	581,000	12,218,430
Total Real Estate Investment Trusts (Cost $27,099,122)		24,611,580

Institutional Money Market Funds 7.9%
State Street Institutional US Government Money Market Fund (Cost $73,869,329)	73,869,329	73,869,329

	Principal Amount (M=$1,000)
U.S. Government Obligations 0.2%
Federal Home Loan Bank 0.2%
Agency Discount Notes:
0.02%, 09/02/15 (Cost $2,276,999)	2,277 M	2,276,999
Total U.S. Government Obligations (Cost $2,276,999)		2,276,999
Total Investments 100.3% (Cost $788,122,373)†		934,433,980
Excess of Liabilities Over Other Assets (0.3)%		(3,021,354)
Net Assets 100.0%		$931,412,626

*	Non-income producing.

†

Cost for federal income tax purposes is $788,122,373. At August 31, 2015 unrealized appreciation for federal income tax purposes aggregated $146,311,607 of which $175,442,579 related to appreciated securities and $29,130,972 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

Fund Profile

at August 31, 2015

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.0%
Financials	18.9%
Health Care	18.0%
Industrials	10.1%
Consumer Discretionary	10.0%
Consumer Staples	10.0%
Energy	5.3%
Materials	2.8%
Telecommunication Services	2.1%
Utilities	0.6%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	3.0%
Wells Fargo & Co.	2.9%
Visa, Inc.	2.6%
PepsiCo, Inc.	2.3%
UnitedHealth Group, Inc.	2.3%
McGraw-Hill Financial, Inc.	2.1%
Discover Financial Services	2.1%
Verizon Communications, Inc.	2.1%
Apple, Inc.	2.0%
Medtronic PLC	2.0%
Total of Net Assets	23.4%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.
**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at August 31, 2015 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 95.6%
Consumer Discretionary 10.0%
Bed Bath & Beyond, Inc.*	27,000	$1,676,970
BorgWarner, Inc.	49,000	2,138,360
Comcast Corp.	50,000	2,816,500
Macy’s, Inc.	32,000	1,875,520
McDonald’s Corp.	39,000	3,705,780
Nordstrom, Inc.	15,000	1,093,200
Omnicom Group, Inc.	30,000	2,009,400
Priceline.com, Inc.*	1,500	1,872,960
Time Warner, Inc.	32,000	2,275,200
TJX Cos., Inc.	55,000	3,867,600
		23,331,490
Consumer Staples 8.3%
CVS Health Corp.	40,000	4,096,000
Kraft Heinz Co.	42,000	3,051,720
McCormick & Co., Inc.	27,000	2,140,560
PepsiCo, Inc.	58,000	5,389,940
Procter & Gamble Co.	65,000	4,593,550
		19,271,770
Energy 5.3%
Baker Hughes, Inc.	40,000	2,240,000
ConocoPhillips	50,000	2,457,500
Devon Energy Corp.	40,000	1,706,400
EOG Resources, Inc.	20,000	1,566,200
Marathon Oil Corp.	88,000	1,521,520
Noble Energy, Inc.	40,000	1,336,400
Williams Cos., Inc.	33,000	1,590,600
		12,418,620
Financials 18.9%
ACE Ltd.	28,000	2,860,480
American Express Co.	38,000	2,915,360
CME Group, Inc.	45,000	4,249,800
Discover Financial Services	90,000	4,835,700
JPMorgan Chase & Co.	36,000	2,307,600
McGraw-Hill Financial, Inc.	51,000	4,946,490
MetLife, Inc.	70,000	3,507,000
Morgan Stanley	125,000	4,306,250
PNC Financial Services Group, Inc.	50,000	4,556,000
The Travelers Cos., Inc.	30,000	2,986,500
Wells Fargo & Co.	125,000	6,666,250
		44,137,430
Health Care 17.0%
Amgen, Inc.	27,000	4,098,060
Becton Dickinson & Co.	24,500	3,454,990
Bristol-Myers Squibb Co.	60,000	3,568,200
Eli Lilly & Co.	35,000	2,882,250
Gilead Sciences, Inc.	27,000	2,836,890
Johnson & Johnson	30,000	2,819,400
Medtronic PLC	63,680	4,603,427
Merck & Co., Inc.	80,000	4,308,000
Stryker Corp.	22,000	2,170,300
UnitedHealth Group, Inc.	46,000	5,322,200
Zimmer Biomet Holdings, Inc.	10,000	1,035,600
Zoetis, Inc.	57,500	2,580,025
		39,679,342
Industrials 9.6%
Canadian Pacific Railway Ltd.	19,000	2,758,800
Danaher Corp.	52,000	4,525,040
Emerson Electric Co.	50,000	2,386,000
Parker Hannifin Corp.	22,000	2,368,520
Precision Castparts Corp.	14,000	3,223,500
Tyco Int’l. Plc	60,000	2,177,400
United Parcel Service, Inc.	20,000	1,953,000
Verisk Analytics, Inc.*	40,000	2,923,200
		22,315,460
Information Technology 21.0%
Accenture PLC	27,000	2,545,290
Altera Corp.	48,000	2,330,400
ANSYS, Inc.*	27,500	2,436,500
Apple, Inc.	42,000	4,735,920
Check Point Software Technologies Ltd.*	38,000	2,964,380
Cisco Systems, Inc.	160,000	4,140,800

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Cognizant Technology Solutions Corp.*	35,000	$2,202,900
EMC Corp.	95,000	2,362,650
Google, Inc. Cl A*	3,500	2,267,370
Microsoft Corp.	160,000	6,963,200
Seagate Technology PLC	50,000	2,570,000
Synopsys, Inc.*	50,000	2,346,500
Texas Instruments, Inc.	85,000	4,066,400
Visa, Inc.	85,000	6,060,500
Western Union Co.	50,000	922,000
		48,914,810
Materials 2.8%
Ecolab, Inc.	35,000	3,819,900
Praxair, Inc.	25,000	2,643,750
		6,463,650
Telecommunication Services 2.1%
Verizon Communications, Inc.	105,000	4,831,050

Utilities 0.6%
AES Corp.	120,000	1,440,000
Total Domestic Common Stocks (Cost $160,808,775)		222,803,622

Foreign Stocks & ADR’s 3.2%
Netherlands 1.7%
Unilever NV ADR	101,200	4,060,144

Switzerland 1.5%
ABB Ltd. ADR	60,000	1,158,600
Roche Holding AG ADR	67,000	2,286,710
		3,445,310
Total Foreign Stocks & ADR’s (Cost $8,072,399)		7,505,454

Institutional Money Market Funds 1.3%
State Street Institutional US Government Money Market Fund (Cost $3,096,834)	3,096,834	3,096,834
Total Investments 100.1% (Cost $171,978,008)†		233,405,910
Excess of Liabilities Over Other Assets (0.1)%		(190,892)
Net Assets 100.0%		$233,215,018

*	Non-income producing.

†

Cost for federal income tax purposes is $171,978,008. At August 31, 2015 unrealized appreciation for federal income tax purposes aggregated $61,427,902 of which $68,229,586 related to appreciated securities and $6,801,684 related to depreciated securities.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Mid Cap Opportunities Fund

(Unaudited)

Fund Profile

at August 31, 2015

Top Sectors*

Sector	Percent of Net Assets
Industrials	20.9%
Consumer Discretionary	19.8%
Health Care	17.3%
Information Technology	16.4%
Financials	11.8%
Energy	5.0%
Utilities	2.8%
Consumer Staples	2.2%
Materials	1.6%

Top 10 Holdings**

Description	Percent of Net Assets
MEDNAX, Inc.	4.3%
Nuance Communications, Inc.	4.3%
Quanta Services, Inc.	3.1%
Waste Connections, Inc.	3.0%
DENTSPLY Int’l., Inc.	3.0%
LKQ Corp.	2.8%
ITC Holdings Corp.	2.8%
Genesee & Wyoming, Inc.	2.6%
Jarden Corp.	2.5%
East West Bancorp, Inc.	2.5%
Total of Net Assets	30.9%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at August 31, 2015 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 94.6%
Consumer Discretionary 19.8%
Ascena Retail Group, Inc.*	200,830	$2,424,018
BorgWarner, Inc.	50,440	2,201,202
Coach, Inc.	45,550	1,377,887
Jarden Corp.*	62,235	3,195,145
John Wiley & Sons, Inc.	47,040	2,425,382
LKQ Corp.*	120,800	3,622,792
MDC Partners, Inc.	104,510	2,052,576
Men’s Wearhouse, Inc.	47,060	2,656,537
PVH Corp.	18,870	2,245,153
TRI Pointe Group, Inc.*	224,460	3,115,505
		25,316,197
Consumer Staples 2.2%
Flowers Foods, Inc.	120,695	2,801,331

Energy 5.0%
Core Laboratories NV	17,770	2,055,634
FMC Technologies, Inc.*	41,820	1,454,499
Noble Energy, Inc.	54,030	1,805,142
Range Resources Corp.	28,490	1,100,284
		6,415,559
Financials 10.0%
Affiliated Managers Group, Inc.*	13,400	2,498,296
East West Bancorp, Inc.	78,530	3,173,397
Invesco Ltd.	90,030	3,070,923
Raymond James Financial, Inc.	42,210	2,236,708
Signature Bank*	13,350	1,782,092
SVB Financial Group*	10	1,251
		12,762,667
Health Care 17.3%
Bio-Rad Laboratories, Inc.*	10,387	1,447,221
Bio-Techne Corp.	17,820	1,683,633
DENTSPLY Int’l., Inc.	72,390	3,793,960
Henry Schein, Inc.*	22,770	3,115,164
MEDNAX, Inc.*	68,480	5,516,064
STERIS Corp.	34,450	2,206,522
Varian Medical Systems, Inc.*	26,860	2,182,375
Zimmer Biomet Holdings, Inc.	20,930	2,167,511
		22,112,450
Industrials 20.9%
Ametek, Inc.	54,520	2,934,266
Genesee & Wyoming, Inc.*	47,890	3,274,718
IHS, Inc.*	18,630	2,161,453
Interface, Inc.	51,980	1,259,995
Jacobs Engineering Group, Inc.*	73,270	2,960,841
Knight Transportation, Inc.	56,000	1,523,200
Masco Corp.	94,520	2,479,260
Quanta Services, Inc.*	163,890	3,972,694
Stericycle, Inc.*	16,360	2,309,050
Waste Connections, Inc.	81,770	3,888,981
		26,764,458
Information Technology 15.0%
Dolby Laboratories, Inc.	70,350	2,290,596
Microchip Technology, Inc.	70,700	3,004,750
Nuance Communications, Inc.*	331,450	5,458,981
ON Semiconductor Corp.*	328,140	3,135,378
Open Text Corp.	42,280	1,916,130
Plantronics, Inc.	28,220	1,500,175
Skyworks Solutions, Inc.	22,170	1,936,550
		19,242,560
Materials 1.6%
Steel Dynamics, Inc.	107,950	2,102,866

Utilities 2.8%
ITC Holdings Corp.	109,370	3,576,399
Total Domestic Common Stocks (Cost $111,899,323)		121,094,487

Foreign Stocks & ADR’s 1.4%
Israel 1.4%
NICE Systems Ltd. ADR (Cost $1,227,038)	29,290	1,803,092

	Shares	Value (Note 2)
Real Estate Investment Trusts 1.8%
Financials 1.8%
Digital Realty Trust, Inc.(a) (Cost $2,219,238)	36,680	$2,322,578

Institutional Money Market Funds 2.6%
State Street Institutional US Government Money Market Fund (Cost $3,374,050)	3,374,050	3,374,050
Total Investments 100.4% (Cost $118,719,649)†		128,594,207
Excess of Liabilities Over Other Assets (0.4)%		(527,144)
Net Assets 100.0%		$128,067,063

*	Non-income producing.

†

Cost for federal income tax purposes is $118,719,649. At August 31, 2015 unrealized appreciation for federal income tax purposes aggregated $9,874,558 of which $18,077,771 related to appreciated securities and $8,203,213 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	- American Depositary Receipt

Sentinel Total Return Bond Fund

(Unaudited)

Fund Profile

at August 31, 2015

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	15.4%
1 yr. to 2.99 yrs.	5.3%
3 yrs. to 3.99 yrs.	5.7%
4 yrs. to 5.99 yrs.	31.2%
6 yrs. to 7.99 yrs.	30.9%
8 yrs. and over	11.5%

Average Effective Duration (for all Fixed Income Holdings) 5.5 years**

Top 10 Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA TBA 15YR	2.50%	09/17/30	4.8%
FNMA AY1670	3.50%	02/01/45	4.3%
FNMA TBA 30 YR 3	3.00%	09/14/45	3.3%
FNMA AX0884	4.50%	10/01/44	2.5%
FHLMC G08637	4.00%	04/01/45	2.2%
FNMA AH8925	4.50%	03/01/41	2.0%
FHLMC Q33006	3.50%	04/01/45	1.9%
FNMA AT2016	3.00%	04/01/43	1.9%
FHLMC Q32917	3.00%	04/01/45	1.7%
FNMA AY8410	4.00%	08/01/45	1.4%
Total of Net Assets			26.0%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgagebacked bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at August 31, 2015 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 46.8%
U.S. Government Agency Obligations 44.3%
Federal Home Loan Bank 0.5%
Agency Discount Notes:
0.02%, 09/02/15	4,554 M	$4,553,997

Federal Home Loan Mortgage Corporation 9.5%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	3,000 M	3,351,010

Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	1,453 M	1,487,833

30-Year:
FHLMC A90197
4.5%, 12/01/39	2,513 M	2,721,633
FHLMC Q02664
4.5%, 08/01/41	4,456 M	4,842,958
FHLMC Q29260
4%, 10/01/44	7,298 M	7,747,482
FHLMC Q29056
4%, 10/01/44	10,306 M	10,965,847
FHLMC Q32917
3%, 04/01/45	14,195 M	14,250,474
FHLMC Q33006
3.5%, 04/01/45	15,696 M	16,253,276
FHLMC G08637
4%, 04/01/45	17,338 M	18,422,827
		75,204,497
Total Federal Home Loan Mortgage Corporation		80,043,340

Federal National Mortgage Association 32.7%
Agency Discount Notes:
0.04%, 09/02/15	25,000 M	24,999,977

Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR
2.5%, 09/17/30(a)	40,130 M	40,716,272

30-Year:
FNMA 725423
5.5%, 05/01/34	924 M	1,042,944
FNMA 725610
5.5%, 07/01/34	832 M	936,184
FNMA AD9193
5%, 09/01/40	2,512 M	2,783,659
FNMA 890310
4.5%, 12/01/40	7,513 M	8,166,270
FNMA AH8925
4.5%, 03/01/41	15,102 M	16,439,832
FNMA AL2860
3%, 12/01/42	3,985 M	4,022,609
FNMA AR9195
3%, 03/01/43	8,151 M	8,226,674
FNMA AT2016
3%, 04/01/43	15,709 M	15,847,469
FNMA AS0779
4%, 10/01/43	4,279 M	4,617,110
FNMA AW0972
4.5%, 05/01/44	5,464 M	5,939,785
FNMA AL5718
3.5%, 09/01/44	1,139 M	1,187,600
FNMA AX1348
4%, 10/01/44	8,753 M	9,327,962
FNMA AS3656
4.5%, 10/01/44	10,404 M	11,319,026
FNMA AX0884
4.5%, 10/01/44	19,318 M	20,993,612
FNMA AY1670
3.5%, 02/01/45	35,041 M	36,360,310
FNMA AZ0851
3.5%, 07/01/45	10,939 M	11,463,068
FNMA AY8410
4%, 08/01/45	11,200 M	11,935,219
FNMA TBA 30 YR 3
3%, 09/14/45(a)	28,000 M	28,124,688
FNMA TBA 30 YR 3.5
3.5%, 09/14/45(a)	10,000 M	10,363,473
		209,097,494
Total Federal National Mortgage Association		274,813,743

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Government National Mortgage Corporation 1.6%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	5,000 M	$5,422,900
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	2,993,346
GNR 12-147 Interest Only
0.5996%, 04/16/54	14,727 M	654,959
		9,071,205
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	3,499 M	3,802,733
Total Government National Mortgage Corporation		12,873,938
Total U.S. Government Agency Obligations		372,285,018

U.S. Treasury Obligations 2.5%
U.S. Treasury
2%, 08/15/25	12,000 M	11,772,504
U.S. Treasury
2.875%, 08/15/45	9,500 M	9,349,833
Total U.S. Treasury Obligations		21,122,337
Total U.S. Government Obligations (Cost $393,706,059)		393,407,355

Domestic Corporate Bonds 42.5%
Basic Industry 3.4%
Agrium, Inc.
3.375%, 03/15/25	5,850 M	5,524,588
Alfa SAB de CV
5.25%, 03/25/24(b)	3,595 M	3,711,837
Allegheny Technologies, Inc.
6.625%, 08/15/23	555 M	492,563
Barrick Gold Corp.
4.1%, 05/01/23	4,020 M	3,557,169
Methanex Corp.
5.25%, 03/01/22	3,900 M	4,132,928
Monsanto Co.
2.85%, 04/15/25	4,015 M	3,699,116
Packaging Corp of America
3.65%, 09/15/24	4,000 M	3,918,324
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	2,100 M	2,069,867
Steel Dynamics, Inc.
5.5%, 10/01/24	1,925 M	1,874,469
		28,980,861
Capital Goods 0.7%
Ardagh Holdings USA, Inc.
3.2858%, 12/15/19(b)	2,450 M	2,401,000
PaperWorks Industries, Inc.
9.5%, 08/15/19(b)	1,530 M	1,505,520
TransDigm, Inc.
6.5%, 07/15/24	2,330 M	2,289,225
		6,195,745
Communications 8.1%
21st Century Fox America, Inc.
3.7%, 09/15/24	6,400 M	6,294,643
American Tower Corp.
4%, 06/01/25	6,185 M	6,011,072
AT&T, Inc.
4.75%, 05/15/46	4,750 M	4,347,613
Bankrate, Inc.
6.125%, 08/15/18(b)	5,690 M	5,604,650
British Sky Broadcasting Group
3.75%, 09/16/24(b)	6,400 M	6,161,882
CCO Holdings Capital Corp.
5.125%, 05/01/23(b)	1,430 M	1,433,575
Digicel Ltd.
6%, 04/15/21(b)	1,850 M	1,698,873
DIRECTV Holdings LLC
3.8%, 03/15/22	6,870 M	6,820,041
Intelsat Jackson Holdings SA
5.5%, 08/01/23	2,000 M	1,770,000
Interpublic Group of Cos, Inc.
4.2%, 04/15/24	7,100 M	7,072,878
Level 3 Financing, Inc.
5.375%, 08/15/22	2,752 M	2,772,062
RCN Telecom Services LLC
8.5%, 08/15/20(b)	1,825 M	1,936,781
Rogers Communications, Inc.
4.1%, 10/01/23	6,090 M	6,134,573
Sinclair Television Group, Inc.
5.625%, 08/01/24(b)	3,700 M	3,533,500
Verizon Communications, Inc.
3.5%, 11/01/24	1,970 M	1,926,607
6.55%, 09/15/43	4,000 M	4,739,540
		68,258,290
Consumer Cyclical 5.1%
Bed Bath & Beyond, Inc.
3.749%, 08/01/24	4,000 M	3,967,464
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	2,353 M	2,358,882
CEC Entertainment, Inc.
8%, 02/15/22	3,650 M	3,668,250
Chrysler Group LLC
8.25%, 06/15/21	2,062 M	2,217,062
Ford Motor Co.
4.75%, 01/15/43	4,750 M	4,518,053
Ford Motor Credit Co., LLC
3.664%, 09/08/24	7,665 M	7,418,647
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	1,735 M	1,815,244
Penn National Gaming, Inc.
5.875%, 11/01/21	2,775 M	2,830,500
QVC, Inc.
4.375%, 03/15/23	4,870 M	4,662,363
Toll Brothers Finance Corp.
5.875%, 02/15/22	2,095 M	2,262,600
Walgreens Boots Alliance, Inc.
3.8%, 11/18/24	7,035 M	6,886,322
		42,605,387
Consumer Non-Cyclical 5.5%
AbbVie, Inc.
4.7%, 05/14/45	4,750 M	4,633,606
Actavis Funding SCS
3%, 03/12/20	1,875 M	1,870,989
3.8%, 03/15/25	5,300 M	5,144,509
Boston Scientific Corp.
4.125%, 10/01/23	3,000 M	3,040,803
Capella Healthcare, Inc.
9.25%, 07/01/17	2,875 M	2,961,250
Diamond Foods, Inc.
7%, 03/15/19(b)	1,785 M	1,843,013
JBS USA Finance, Inc.
5.75%, 06/15/25(b)	1,000 M	972,500
Laboratory Corp of America Holdings
2.625%, 02/01/20	1,000 M	998,227
3.6%, 02/01/25	5,350 M	5,128,178
Pernod Ricard SA
4.45%, 01/15/22(b)	6,850 M	7,154,962
Quest Diagnostics, Inc.
3.5%, 03/30/25	3,900 M	3,674,763
US Foods, Inc.
8.5%, 06/30/19	3,592 M	3,753,640
Wells Enterprises, Inc.
6.75%, 02/01/20(b)	2,329 M	2,393,048
Zoetis, Inc.
3.25%, 02/01/23	3,000 M	2,849,355
		46,418,843
Energy 4.3%
Baytex Energy Corp.
5.625%, 06/01/24(b)	1,825 M	1,532,124
Chesapeake Midstream Partners LP
6.125%, 07/15/22	4,908 M	5,007,804
Columbia Pipeline Group, Inc.
3.3%, 06/01/20(b)	2,605 M	2,601,520
EQT Midstream Partners LP
4%, 08/01/24	5,500 M	5,000,820
Nabors Industries, Inc.
5.1%, 09/15/23	2,175 M	2,063,425
Oceaneering Int’l. Inc
4.65%, 11/15/24	3,900 M	3,705,355
Rowan Cos, Inc.
4.875%, 06/01/22	3,915 M	3,447,298
Southwestern Energy Co.
4.05%, 01/23/20	3,352 M	3,322,117
4.95%, 01/23/25	3,127 M	2,874,939
Williams Cos, Inc.
4.55%, 06/24/24	7,000 M	6,206,718
		35,762,120
Financials 4.3%
Bank of America Corp.
4.2%, 08/26/24	6,700 M	6,650,902
Brookfield Asset Management, Inc.
4%, 01/15/25	6,000 M	5,799,234

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Fifth Street Finance Corp.
4.875%, 03/01/19	2,500 M	$2,544,700
Jefferies Finance LLC
7.5%, 04/15/21(b)	1,575 M	1,537,594
JPMorgan Chase & Co
4.125%, 12/15/26	2,000 M	1,988,956
Peachtree Corners Funding Trust
3.976%, 02/15/25(b)	3,600 M	3,568,219
Prospect Capital Corp.
5%, 07/15/19	2,400 M	2,488,524
Wells Fargo & Co.
4.1%, 06/03/26	6,140 M	6,170,221
Wintrust Financial Corp.
5%, 06/13/24	5,000 M	5,169,345
		35,917,695
Insurance 2.4%
CNO Financial Group, Inc.
5.25%, 05/30/25	1,685 M	1,748,187
Genworth Holdings, Inc.
4.8%, 02/15/24	3,675 M	2,967,563
Prudential Financial, Inc.
5.375%, 05/15/45	6,650 M	6,585,562
TIAA Asset Management Fin., Co., LLC
4.125%, 11/01/24(b)	6,710 M	6,788,010
XL Group PLC
6.5%, 10/29/49(c)	3,035 M	2,397,650
		20,486,972
Real Estate 4.2%
ARC Properties Operating Partnership LP
4.6%, 02/06/24	4,151 M	3,974,583
CBL & Associates LP
5.25%, 12/01/23	2,490 M	2,581,659
Government Properties Income Trust
3.75%, 08/15/19	5,200 M	5,307,942
Hospitality Properties Trust
4.5%, 03/15/25	5,750 M	5,638,634
Piedmont Operating Partnership LP
4.45%, 03/15/24	2,025 M	2,045,718
Retail Opportunity Investments Partnership LP
5%, 12/15/23	5,625 M	5,939,404
4%, 12/15/24	2,400 M	2,343,021
Retail Properties of America, Inc.
4%, 03/15/25	2,650 M	2,574,499
Select Income REIT
2.85%, 02/01/18	5,000 M	5,018,960
		35,424,420
Technology 3.7%
Amphenol Corp.
2.55%, 01/30/19	4,050 M	4,093,457
3.125%, 09/15/21	1,800 M	1,785,290
Apple, Inc.
4.375%, 05/13/45	4,750 M	4,706,647
Ericsson LM
4.125%, 05/15/22	4,150 M	4,303,757
Fidelity National Information Services, Inc.
3.875%, 06/05/24	6,400 M	5,978,061
Micron Technology, Inc.
5.5%, 02/01/25	1,550 M	1,445,375
NXP BV
4.625%, 06/15/22(b)	2,195 M	2,178,537
QUALCOMM, Inc.
4.8%, 05/20/45	7,600 M	6,568,171
		31,059,295
Transportation 0.8%
FedEx Corp.
4.1%, 02/01/45	4,750 M	4,236,449
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	2,625 M	2,643,687
		6,880,136
Total Domestic Corporate Bonds (Cost $367,982,923)		357,989,764

Municipal Bonds 0.8%
Commonwealth of Puerto Rico
8%, 07/01/35	1,750 M	1,268,750
State of Connecticut
5.295%, 10/01/29	4,500 M	5,081,355
Total Municipal Bonds (Cost $6,259,839)		6,350,105

Bank Loans 0.4%
Basic Industry 0.2%
Performance Food Group, Inc.
6.25%, 11/14/19(d)	1,990 M	1,997,310

Technology 0.2%
Deltek, Inc.
4.5%, 06/25/22	1,712 M	1,715,031
Total Bank Loans (Cost $3,680,498)		3,712,341

	Shares
Institutional Money Market Funds 22.0%
State Street Institutional US Government Money Market Fund (Cost $184,821,029)	184,821,029	184,821,029
Total Investments 112.5% (Cost $956,450,348)†		946,280,594
Excess of Liabilities Over Other Assets (12.5)%		(104,944,014)
Net Assets 100.0%		$841,336,580

†

Cost for federal income tax purposes is $956,450,348. At August 31, 2015 unrealized depreciation for federal income tax purposes aggregated $10,169,754 of which $3,271,437 related to appreciated securities and $13,441,191 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the market value of rule 144A securities amounted to $63,559,714 or 7.55% of net assets.

(c)

XL Group PLC is currently fixed at 6.5%. On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October. The interest rate will equal the 3-month Libor rate plus 2.4575%.

(d)	Performance Food Group, Inc. has a variable interest rate that floats quarterly on 14th of February, May, August, and November. The interest rate is based on the 3-month Libor rate plus 5.25%.

The accompanying notes are an integral part of the financial statements.

Sentinel Unconstrained Bond Fund

(Unaudited)

Fund Profile

at August 31, 2015

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	22.5%
1 yr. to 2.99 yrs.	2.2%
3 yrs. to 3.99 yrs.	5.9%
4 yrs. to 5.99 yrs.	18.3%
6 yrs. to 7.99 yrs.	23.6%
8 yrs. and over	27.5%

Average Effective Duration (for all Fixed Income Holdings) 6.4 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
U.S. Treasury	2.00%	08/15/25	11.6%
U.S. Treasury	2.875%	08/15/45	5.8%
FNMA AH8925	4.50%	03/01/41	3.5%
FHLMC Q33006	3.50%	04/01/45	2.8%
FHLMC G08637	4.00%	04/01/45	2.7%
Southwestern Energy Co.	4.05%	01/23/20	1.9%
FHLMC Q32917	3.00%	04/01/45	1.9%
FNMA TBA 15YR	2.50%	09/17/30	1.8%
Bankrate, Inc.	6.125%	08/15/18	1.6%
FNMA TBA 30YR	3.00%	09/14/45	1.6%
Total of Net Assets			35.2%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgagebacked bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at August 31, 2015 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 31.7%
U.S. Government Agency Obligations 14.3%
Federal Home Loan Mortgage Corporation 7.4%
Mortgage-Backed Securities:
30-Year:
FHLMC Q32917
3%, 04/01/45	489 M	$491,396
FHLMC Q33006
3.5%, 04/01/45	673 M	697,128
FHLMC G08637
4%, 04/01/45	654 M	695,397
Total Federal Home Loan Mortgage Corporation		1,883,921

Federal National Mortgage Association 6.9%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR
2.5%, 09/17/30(a)	450 M	456,574

30-Year:
FNMA AH8925
4.5%, 03/01/41	836 M	910,262
FNMA TBA 30YR
3%, 09/14/45(a)	400 M	401,781
		1,312,043
Total Federal National Mortgage Association		1,768,617

Total U.S. Government Agency Obligations		3,652,538
U.S. Treasury Obligations 17.4%
U.S. Treasury
2%, 08/15/25	3,000 M	2,943,126
U.S. Treasury
2.875%, 08/15/45	1,500 M	1,476,289
Total U.S. Treasury Obligations		4,419,415
Total U.S. Government Obligations (Cost $8,113,116)		8,071,953

Domestic Corporate Bonds 48.7%
Basic Industry 3.4%
Agrium, Inc.
3.375%, 03/15/25	200 M	188,875
Allegheny Technologies, Inc.
6.625%, 08/15/23	250 M	221,875
Monsanto Co.
2.85%, 04/15/25	200 M	184,265
Packaging Corp. of America
3.65%, 09/15/24	100 M	97,958
Steel Dynamics, Inc.
5.5%, 10/01/24	185 M	180,143
		873,116
Capital Goods 2.2%
Ardagh Holdings USA, Inc.
3.2858%, 12/15/19(b)	250 M	245,000
PaperWorks Industries, Inc.
9.5%, 08/15/19(b)	120 M	118,080
TransDigm, Inc.
6.5%, 07/15/24	195 M	191,588
		554,668
Communications 9.7%
21st Century Fox America, Inc.
3.7%, 09/15/24	200 M	196,708
AT&T, Inc.
4.75%, 05/15/46	250 M	228,822
Bankrate, Inc.
6.125%, 08/15/18(b)	410 M	403,850
British Sky Broadcasting Group
3.75%, 09/16/24(b)	200 M	192,559
CCO Holdings Capital Corp.
5.125%, 05/01/23(b)	170 M	170,425
Digicel Ltd.
6%, 04/15/21(b)	175 M	160,704
DIRECTV Holdings LLC
3.8%, 03/15/22	200 M	198,545
Level 3 Financing, Inc.
5.375%, 08/15/22	250 M	251,822
RCN Telecom Services LLC
8.5%, 08/15/20(b)	175 M	185,719
Rogers Communications, Inc.
4.1%, 10/01/23	200 M	201,464

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Sinclair Television Group, Inc.
5.625%, 08/01/24(b)	300 M	$286,500
		2,477,118
Consumer Cyclical 7.7%
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	100 M	100,250
CEC Entertainment, Inc.
8%, 02/15/22	250 M	251,250
Chrysler Group LLC
8.25%, 06/15/21	100 M	107,520
Ford Motor Co.
4.75%, 01/15/43	250 M	237,792
Ford Motor Credit Co., LLC
3.664%, 09/08/24	200 M	193,572
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	250 M	261,563
Penn National Gaming, Inc.
5.875%, 11/01/21	225 M	229,500
QVC, Inc.
4.375%, 03/15/23	200 M	191,473
Toll Brothers Finance Corp.
5.875%, 02/15/22	190 M	205,200
Walgreens Boots Alliance, Inc.
3.8%, 11/18/24	200 M	195,773
		1,973,893
Consumer Non-Cyclical 7.1%
AbbVie, Inc.
4.7%, 05/14/45	250 M	243,874
Actavis Funding SCS
3%, 03/12/20	150 M	149,679
3.8%, 03/15/25	150 M	145,599
Capella Healthcare, Inc.
9.25%, 07/01/17	250 M	257,500
Diamond Foods, Inc.
7%, 03/15/19(b)	145 M	149,713
Pernod Ricard SA
4.45%, 01/15/22(b)	200 M	208,904
Quest Diagnostics, Inc.
3.5%, 03/30/25	200 M	188,449
US Foods, Inc.
8.5%, 06/30/19	250 M	261,250
Wells Enterprises, Inc.
6.75%, 02/01/20(b)	200 M	205,500
		1,810,468
Energy 3.4%
Baytex Energy Corp.
5.625%, 06/01/24(b)	175 M	146,916
Southwestern Energy Co.
4.05%, 01/23/20	500 M	495,542
Williams Cos, Inc.
4.55%, 06/24/24	250 M	221,669
		864,127
Financials 2.9%
Bank of America Corp.
4.2%, 08/26/24	200 M	198,535
Jefferies Finance LLC
7.5%, 04/15/21(b)	138 M	134,234
Peachtree Corners Funding Trust
3.976%, 02/15/25(b)	200 M	198,235
Wells Fargo & Co.
4.1%, 06/03/26	200 M	200,984
		731,988
Insurance 3.3%
CNO Financial Group, Inc.
5.25%, 05/30/25	150 M	155,625
Genworth Holdings, Inc.
4.8%, 02/15/24	325 M	262,438
Prudential Financial, Inc.
5.375%, 05/15/45	230 M	227,771
TIAA Asset Management Fin., Co., LLC
4.125%, 11/01/24(b)	200 M	202,325
		848,159
Real Estate 3.6%
ARC Properties Operating Partnership LP
4.6%, 02/06/24	250 M	239,375
Hospitality Properties Trust
4.5%, 03/15/25	250 M	245,158
Retail Opportunity Investments Partnership LP
4%, 12/15/24	200 M	195,252
Retail Properties of America, Inc.
4%, 03/15/25	250 M	242,877
		922,662
Technology 4.5%
Amphenol Corp.
3.125%, 09/15/21	200 M	198,366
Apple, Inc.
4.375%, 05/13/45	250 M	247,718
Fidelity National Information Services, Inc.
3.875%, 06/05/24	200 M	186,814
Micron Technology, Inc.
5.5%, 02/01/25	125 M	116,562
NXP BV
4.625%, 06/15/22(b)	165 M	163,763
QUALCOMM, Inc.
4.8%, 05/20/45	275 M	237,664
		1,150,887
Transportation 0.9%
FedEx Corp.
4.1%, 02/01/45	250 M	222,971
Total Domestic Corporate Bonds (Cost $12,889,658)		12,430,057

Municipal Bonds 1.6%
Commonwealth of Puerto Rico
8%, 07/01/35	250 M	181,250
State of Connecticut
5.295%, 10/01/29	200 M	225,838
Total Municipal Bonds (Cost $395,443)		407,088

Bank Loans 1.1%
Basic Industry 0.4%
Performance Food Group, Inc.
6.25%, 11/14/19(c)	112 M	112,349
Technology 0.7%
Deltek, Inc.
4.5%, 06/25/22	179 M	178,960
Total Bank Loans (Cost $289,774)		291,309

	Shares
Institutional Money Market Funds 19.6%
State Street Institutional US Government Money Market Fund (Cost $4,991,928)	4,991,928	4,991,928
Total Investments 102.7% (Cost $26,679,919)†		26,192,335
Excess of Liabilities Over Other Assets (2.7)%		(692,809)
Net Assets 100.0%		$25,499,526

†

Cost for federal income tax purposes is $26,679,919. At August 31, 2015 unrealized depreciation for federal income tax purposes aggregated $487,584 of which $36,567 related to appreciated securities and $524,151 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the market value of rule 144A securities amounted to $3,272,677 or 12.83% of net assets.

(c)	Performance Food Group, Inc. has a variable interest rate that floats quarterly on 14th of February, May, August, and November. The interest rate is based on the 3-month Libor rate plus 5.25%.

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company currently consists of twelve separate series (each individually referred to as a “Fund”) with the following share classes offered:

FUND NAME	SHARE CLASSES OFFERED
Sentinel Balanced Fund	Class A, Class C and Class I
Sentinel Common Stock Fund	Class A, Class C, Class I and Class R6
Sentinel Government Securities Fund	Class A, Class C and Class I
Sentinel International Equity Fund	Class A, Class C and Class I
Sentinel Low Duration Bond Fund	Class A, Class I and Class S
Sentinel Mid Cap Fund	Class A, Class C and Class I
Sentinel Multi-Asset Income Fund	Class A, Class C and Class I
Sentinel Small Company Fund	Class A, Class C, Class I and Class R6
Sentinel Sustainable Core Opportunities Fund	Class A and Class I
Sentinel Sustainable Mid Cap Opportunities Fund	Class A and Class I
Sentinel Total Return Bond Fund	Class A, Class C, Class I, Class R3 and Class R6
Sentinel Unconstrained Bond Fund	Class A, Class C and Class I

Each Fund has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable.

NOTE 2:

SECURITY VALUATION:

Equity securities, including Exchange Traded Funds (“ETFs”), that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value, and are reviewed to determine that no material variation exists between cost and market. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

FAIR VALUE MEASUREMENT:

In June 2013, FASB issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. Under ASU 2013-08, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The guidance also requires an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management has evaluated the implications of ASU 2013-08 and included disclosures, where applicable.

In response to FASB’s issuance of ASU 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1) Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2) Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3) The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•      Level 1 — Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic ETFs, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•      Level 2 — Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign ETFs, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RICs) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•      Level 3 — Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of August 31, 2015 were as follows:

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities - Assets:
Balanced:
Agency Discount Notes	$—	$2,920,998	$—	$2,920,998
Bank Loans	—	162,060	—	162,060
Collateralized Mortgage Obligations	—	4,224,524	—	4,224,524
Domestic Common Stocks	184,784,405	—	—	184,784,405
Domestic Corporate Bonds	—	33,647,482	—	33,647,482
Foreign Stocks & ADRs:
Mexico	1,098,000	—	—	1,098,000
Netherlands	3,610,800	—	—	3,610,800
Switzerland	1,351,237	1,706,500	—	3,057,737
Institutional Money Market Funds	—	23,180,500	—	23,180,500
Mortgage-Backed Securities	—	48,107,151	—	48,107,151
U.S. Treasury Obligations	—	6,873,596	—	6,873,596
Totals	$190,844,442	$120,822,811	$—	$311,667,253

Common Stock:
Agency Discount Notes	$—	$2,920,998	$—	$2,920,998
Domestic Common Stocks	2,038,398,981	—	—	2,038,398,981
Foreign Stocks & ADRs:
Netherlands	35,602,488	—	—	35,602,488
Switzerland	9,837,344	22,999,525	—	32,836,869
Institutional Money Market Funds	—	22,345,655	—	22,345,655
Totals	$2,083,838,813	$48,266,178	$—	$2,132,104,991

Government Securities:
Agency Discount Notes	$—	$455,000	$—	$455,000
Collateralized Mortgage Obligations	—	31,024,156	—	31,024,156
Institutional Money Market Funds	—	17,567,530	—	17,567,530
Mortgage-Backed Securities	—	215,056,541	—	215,056,541
U.S. Treasury Obligations	—	2,518,295	—	2,518,295
Totals	$—	$266,621,522	$—	$266,621,522

International Equity:
Domestic Common Stocks	$17,627,120	$—	$—	$17,627,120
Foreign Stocks & ADRs:
Canada	—	1,383,692	—	1,383,692
Cyprus	—	3,259,937	—	3,259,937
Denmark	—	3,483,724	—	3,483,724
France	—	8,279,763	—	8,279,763

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Germany	—	10,611,353	—	10,611,353
Greece	—	1,569,855	—	1,569,855
Hong Kong	—	2,128,368	—	2,128,368
India	—	2,629,958	—	2,629,958
Ireland	—	3,966,148	—	3,966,148
Japan	—	7,802,892	—	7,802,892
Netherlands	—	3,338,446	—	3,338,446
Norway	—	3,990,974	—	3,990,974
South Korea	—	5,471,112	—	5,471,112
Spain	—	1,790,355	—	1,790,355
Sweden	—	3,411,588	—	3,411,588
Switzerland	—	15,385,675	—	15,385,675
United Kingdom	—	23,375,332	—	23,375,332
Institutional Money Market Funds	—	7,943,594	—	7,943,594
Totals	$17,627,120	$109,822,766	$—	$127,449,886

Low Duration Bond:
Agency Discount Notes	$—	$1,954,999	$—	$1,954,999
Collateralized Mortgage Obligations	—	188,371,236	—	188,371,236
Commercial Mortgage-Backed Securities	—	14,017,052	—	14,017,052
Domestic Corporate Bonds	—	292,712,383	—	292,712,383
Institutional Money Market Funds	—	13,883,099	—	13,883,099
Mortgage-Backed Securities	—	2,137,119	—	2,137,119
Residential Mortgage-Backed Securities	—	21,130,797	—	21,130,797
Totals	$—	$534,206,685	$—	$534,206,685
Mid Cap:
Domestic Common Stocks	$110,049,638	$—	$—	$110,049,638
Foreign Stocks & ADRs	1,614,103	—	—	1,614,103
Institutional Money Market Funds	—	2,227,226	—	2,227,226
Real Estate Investment Trusts	2,163,644	—	—	2,163,644
Totals	$113,827,385	$2,227,226	$—	$116,054,611

Multi-Asset Income:
Agency Discount Notes	$—	$1,672,999	$—	$1,672,999
Bank Loans	—	699,058	—	699,058
Collateralized Mortgage Obligations	—	3,606,320	—	3,606,320
Domestic Common Stocks	35,231,290	—	—	35,231,290
Domestic Corporate Bonds	—	176,039,425	—	176,039,425
Domestic Exchange Traded Funds	12,494,534	—	—	12,494,534
Institutional Money Market Funds	—	21,109,619	—	21,109,619
Mortgage-Backed Securities	—	30,846,900	—	30,846,900

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Real Estate Investment Trusts	1,095,409	—	—	1,095,409
U.S. Treasury Obligations	—	6,873,596	—	6,873,596
Totals	$48,821,233	$240,847,917	$—	$289,669,150

Small Company:
Agency Discount Notes	$—	$2,276,999	$—	$2,276,999
Domestic Common Stocks	822,730,704	—	—	822,730,704
Foreign Stocks & ADRs	10,945,368	—	—	10,945,368
Institutional Money Market Funds	—	73,869,329	—	73,869,329
Real Estate Investment Trusts	24,611,580	—	—	24,611,580
Totals	$858,287,652	$76,146,328	$—	$934,433,980

Sustainable Core Opportunities:
Domestic Common Stocks	$222,803,622	$—	$—	$222,803,622
Foreign Stocks & ADRs:
Netherlands	4,060,144	—	—	4,060,144
Switzerland	1,158,600	2,286,710	—	3,445,310
Institutional Money Market Funds	—	3,096,834	—	3,096,834
Totals	$228,022,366	$5,383,544	$—	$233,405,910

Sustainable Mid Cap Opportunities:
Domestic Common Stocks	$121,094,487	$—	$—	$121,094,487
Foreign Stocks & ADRs	1,803,092	—	—	1,803,092
Institutional Money Market Funds	—	3,374,050	—	3,374,050
Real Estate Investment Trusts	2,322,578	—	—	2,322,578
Totals	$125,220,157	$3,374,050	$—	$128,594,207

Total Return Bond:
Agency Discount Notes	$—	$29,553,974	$—	$29,553,974
Bank Loans	—	3,712,341	—	3,712,341
Collateralized Mortgage Obligations	—	12,422,215	—	12,422,215
Domestic Corporate Bonds	—	357,989,764	—	357,989,764
Institutional Money Market Funds	—	184,821,029	—	184,821,029
Mortgage-Backed Securities	—	330,308,829	—	330,308,829
Municipal Bonds	—	6,350,105	—	6,350,105
U.S. Treasury Obligations	—	21,122,337	—	21,122,337
Totals	$—	$946,280,594	$—	$946,280,594

Unconstrained Bond:
Bank Loans	$—	$291,309	$—	$291,309
Domestic Corporate Bonds	—	12,430,057	—	12,430,057

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Institutional Money Market Funds	—	4,991,928	—	4,991,928
Mortgage-Backed Securities	—	3,652,538	—	3,652,538
Municipal Bonds	—	407,088	—	407,088
U.S. Treasury Obligations	—	4,419,415	—	4,419,415
Totals	$—	$26,192,335	$—	$26,192,335

Investments in Securities - Liabilities:

None

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)		Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives - Assets:
Low Duration Bond:
Futures Contracts	$743,940	*	$—	$—	$743,940	*

Derivatives - Liabilities:

None

*The fair value represents the cumulative unrealized appreciation (depreciation) on open futures contracts.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal nine months ended August 31, 2015.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal nine months ended August 31, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30A-2(A)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By (Signature and Title)	/s/ Philip G. Partridge, Jr.
Philip g. Partridge, Jr.,
Chief Financial Officer

Date	October 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas H. Brownell
Thomas H. Brownell,
President and Chief Executive Officer

Date October 28, 2015

By (Signature and Title)	/s/ Philip G. Partridge, Jr.
Philip G. Partridge, Jr.,
Chief Financial Officer

Date	October 28, 2015